                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-5447
                                   ---------------------------------------------

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          4500 MAIN STREET, KANSAS CITY, MISSOURI           64111
--------------------------------------------------------------------------------
          (Address of principal executive offices)       (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:         816-531-5575
                                                    ----------------------------

Date of fiscal year end:           06-30
                          ------------------------------------------------------

Date of reporting period:          03-31-2008
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                             Disciplined Growth Fund

                                 March 31, 2008

                                                                      [LOGO]
                                                                American Century
                                                                 Investments (R)

Disciplined Growth - Schedule of Investments
--------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                         ($ In Thousands)                     Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.8%
        6,136  Boeing Co.                                            $      456
        1,522  Lockheed Martin Corp.                                        151
                                                                     ----------
                                                                            607
                                                                     ----------

AIRLINES - 0.1%
          514  UAL Corp.                                                     11
                                                                     ----------

AUTO COMPONENTS - 0.9%
          632  Magna International, Inc., Class A                            46
        6,551  TRW Automotive Holdings Corp.(1)                             153
                                                                     ----------
                                                                            199
                                                                     ----------

BEVERAGES - 2.6%
        5,290  Coca-Cola Co. (The)                                          322
        2,167  Coca-Cola Enterprises, Inc.                                   52
        2,687  PepsiCo, Inc.                                                194
                                                                     ----------
                                                                            568
                                                                     ----------

BIOTECHNOLOGY - 3.8%
        5,133  Celgene Corp.(1)                                             315
        1,879  Cephalon, Inc.(1)                                            121
        4,061  Cubist Pharmaceuticals, Inc.(1)                               75
          782  Genentech, Inc.(1)                                            63
        4,868  Gilead Sciences, Inc.(1)                                     251
                                                                     ----------
                                                                            825
                                                                     ----------

CAPITAL MARKETS - 2.8%
          108  BlackRock, Inc.                                               22
       10,454  Charles Schwab Corp. (The)                                   197
        1,063  Eaton Vance Corp.                                             32
        1,590  GFI Group, Inc.                                               91
        3,084  Knight Capital Group, Inc., Class A(1)                        50
        2,718  State Street Corp.                                           215
                                                                     ----------
                                                                            607
                                                                     ----------

CHEMICALS - 3.9%
           76  Airgas, Inc.                                                   4
        3,551  Celanese Corp., Series A                                     139
        3,868  Monsanto Co.                                                 431
        1,951  Mosaic Co. (The)(1)                                          200
          447  Potash Corp. of Saskatchewan, Inc.                            69
                                                                     ----------
                                                                            843
                                                                     ----------

COMMERCIAL SERVICES & SUPPLIES - 1.3%
        7,404  Allied Waste Industries, Inc.(1)                              80
        6,719  Steelcase, Inc., Class A                                      75
        2,261  Watson Wyatt Worldwide, Inc., Class A                        128
                                                                     ----------
                                                                            283
                                                                     ----------

COMMUNICATIONS EQUIPMENT - 4.8%
       21,362  Cisco Systems, Inc.(1)                                       514
          460  Corning, Inc.                                                 11
       11,856  JDS Uniphase Corp.(1)                                        159
        3,603  QUALCOMM, Inc.                                               148

Disciplined Growth - Schedule of Investments
--------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                         ($ In Thousands)                     Value
--------------------------------------------------------------------------------
        1,810  Research In Motion Ltd.(1)                            $      203
                                                                     ----------
                                                                          1,035
                                                                     ----------

COMPUTERS & PERIPHERALS - 6.5%
        2,462  Apple, Inc.(1)                                               353
       12,666  Hewlett-Packard Co.                                          578
        5,679  Seagate Technology                                           119
        9,753  Sun Microsystems, Inc.(1)                                    152
        7,288  Western Digital Corp.(1)                                     197
                                                                     ----------
                                                                          1,399
                                                                     ----------

CONSTRUCTION & ENGINEERING - 2.1%
        5,091  Chicago Bridge & Iron Co., New York Shares                   200
          681  Fluor Corp.                                                   96
          543  Jacobs Engineering Group, Inc.(1)                             40
        2,411  Shaw Group, Inc. (The)(1)                                    113
                                                                     ----------
                                                                            449
                                                                     ----------

CONTAINERS & PACKAGING - 1.2%
        4,466  Owens-Illinois, Inc.(1)                                      252
          248  Pactiv Corp.(1)                                                6
                                                                     ----------
                                                                            258
                                                                     ----------

DIVERSIFIED FINANCIAL SERVICES - 0.7%
        1,639  Nymex Holdings, Inc.                                         149
                                                                     ----------

ELECTRICAL EQUIPMENT - 0.7%
        2,967  Emerson Electric Co.                                         153
                                                                     ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
        2,205  Avnet, Inc.(1)                                                72
        1,540  Dolby Laboratories, Inc., Class A(1)                          56
        1,044  Molex, Inc.                                                   24
                                                                     ----------
                                                                            152
                                                                     ----------

ENERGY EQUIPMENT & SERVICES - 5.3%
           22  Core Laboratories NV(1)                                        3
          421  Dresser-Rand Group, Inc.(1)                                   13
        4,130  FMC Technologies, Inc.(1)                                    235
        5,794  National Oilwell Varco, Inc.(1)                              338
        4,026  Schlumberger Ltd.                                            350
        1,512  Transocean, Inc.(1)                                          204
                                                                     ----------
                                                                          1,143
                                                                     ----------

FOOD & STAPLES RETAILING - 2.7%
        7,740  CVS Caremark Corp.                                           314
        5,200  Wal-Mart Stores, Inc.                                        274
                                                                     ----------
                                                                            588
                                                                     ----------

FOOD PRODUCTS - 1.3%
       10,954  Flowers Foods, Inc.                                          271
          361  Hormel Foods Corp.                                            15
                                                                     ----------
                                                                            286
                                                                     ----------

HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
        2,619  Advanced Medical Optics, Inc.(1)                              53
        7,056  Baxter International, Inc.                                   408
        2,076  Hospira, Inc.(1)                                              89
          518  Intuitive Surgical, Inc.(1)                                  168
          124  Varian Medical Systems, Inc.(1)                                6
                                                                     ----------
                                                                            724
                                                                     ----------

Disciplined Growth - Schedule of Investments
--------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                         ($ In Thousands)                     Value
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 2.4%
        1,630  AMERIGROUP Corp.(1)                                   $       44
          848  CIGNA Corp.                                                   34
        2,217  Express Scripts, Inc.(1)                                     143
        1,406  Humana, Inc.(1)                                               63
        5,476  Medco Health Solutions, Inc.(1)                              240
                                                                     ----------
                                                                            524
                                                                     ----------

HOTELS, RESTAURANTS & LEISURE - 0.7%
        1,474  McDonald's Corp.                                              82
        1,817  WMS Industries, Inc.(1)                                       66
                                                                     ----------
                                                                            148
                                                                     ----------

HOUSEHOLD DURABLES - 0.3%
        1,380  Tupperware Brands Corp.                                       53
                                                                     ----------

HOUSEHOLD PRODUCTS - 2.5%
        4,625  Clorox Co. (The)                                             262
        2,073  Colgate-Palmolive Co.                                        161
        1,609  Procter & Gamble Co. (The)                                   113
                                                                     ----------
                                                                            536
                                                                     ----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.5%
        1,858  Mirant Corp.(1)                                               67
        1,258  Reliant Energy, Inc.(1)                                       30
                                                                     ----------
                                                                             97
                                                                     ----------

INDUSTRIAL CONGLOMERATES - 0.5%
        2,471  Tyco International Ltd.                                      109
                                                                     ----------

INSURANCE - 1.0%
          226  ACE Ltd.                                                      12
          279  Aflac, Inc.                                                   18
        8,478  Unum Group                                                   187
                                                                     ----------
                                                                            217
                                                                     ----------

INTERNET & CATALOG RETAIL - 0.7%
        2,009  Amazon.com, Inc.(1)                                          143
                                                                     ----------

INTERNET SOFTWARE & SERVICES - 1.2%
        1,668  eBay, Inc.(1)                                                 50
          469  Google, Inc., Class A(1)                                     207
                                                                     ----------
                                                                            257
                                                                     ----------

IT SERVICES - 4.8%
        7,598  Accenture Ltd., Class A                                      267
        5,538  International Business Machines Corp.                        638
          328  MasterCard, Inc., Class A                                     73
          694  Visa, Inc., Class A(1)                                        43
                                                                     ----------
                                                                          1,021
                                                                     ----------

LIFE SCIENCES TOOLS & SERVICES - 2.4%
        3,017  Invitrogen Corp.(1)                                          258
        4,680  Thermo Fisher Scientific, Inc.(1)                            266
                                                                     ----------
                                                                            524
                                                                     ----------

MACHINERY - 4.6%
        1,012  Actuant Corp., Class A                                        31
        2,430  AGCO Corp.(1)                                                145
        5,774  Caterpillar, Inc.                                            452
        1,962  Deere & Co.                                                  158

Disciplined Growth - Schedule of Investments
--------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                         ($ In Thousands)                     Value
--------------------------------------------------------------------------------
          997  Flowserve Corp.                                       $      104
        2,000  Manitowoc Co., Inc. (The)                                     82
          194  SPX Corp.                                                     20
                                                                     ----------
                                                                            992
                                                                     ----------

MEDIA - 0.8%
        1,683  Comcast Corp., Class A                                        32
        6,043  DIRECTV Group, Inc. (The)(1)                                 150
                                                                     ----------
                                                                            182
                                                                     ----------

MULTILINE RETAIL - 0.1%
          496  Big Lots, Inc.(1)                                             11
                                                                     ----------

OIL, GAS & CONSUMABLE FUELS - 3.8%
        3,058  ConocoPhillips                                               233
        1,794  Exxon Mobil Corp.                                            152
        1,334  Massey Energy Co.                                             49
        3,217  Stone Energy Corp.(1)                                        168
        6,308  W&T Offshore, Inc.                                           215
                                                                     ----------
                                                                            817
                                                                     ----------

PERSONAL PRODUCTS - 0.1%
          214  Chattem, Inc.(1)                                              14
          200  Herballife Ltd.                                               10
                                                                     ----------
                                                                             24
                                                                     ----------

PHARMACEUTICALS - 7.6%
        1,124  Abbott Laboratories                                           62
        5,045  Bristol-Myers Squibb Co.                                     108
        7,256  Eli Lilly & Co.                                              374
        6,597  Forest Laboratories, Inc.(1)                                 264
        5,797  Johnson & Johnson                                            376
          658  Merck & Co., Inc.                                             25
        4,906  Perrigo Co.                                                  185
       14,584  Schering-Plough Corp.                                        210
        1,187  Sepracor, Inc.(1)                                             23
                                                                     ----------
                                                                          1,627
                                                                     ----------

REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
           35  Public Storage                                                 3
                                                                     ----------

ROAD & RAIL - 0.5%
        1,918  CSX Corp.                                                    108
                                                                     ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
        8,352  Intel Corp.                                                  177
        4,327  MEMC Electronic Materials, Inc.(1)                           307
        4,242  NVIDIA Corp.(1)                                               84
        7,747  Xilinx, Inc.                                                 184
                                                                     ----------
                                                                            752
                                                                     ----------

SOFTWARE - 8.8%
          342  Activision, Inc.(1)                                            9
        7,665  Adobe Systems, Inc.(1)                                       273
        2,298  BMC Software, Inc.(1)                                         75
       33,518  Microsoft Corp.                                              951
       21,539  Oracle Corp.(1)                                              421
        2,875  salesforce.com, inc.(1)                                      167
                                                                     ----------
                                                                          1,896
                                                                     ----------

Disciplined Growth - Schedule of Investments
--------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                         ($ In Thousands)                     Value
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 3.9%
        1,077  AutoZone, Inc.(1)                                     $      123
          540  Best Buy Co., Inc.                                            22
        3,342  GameStop Corp., Class A(1)                                   173
        9,322  Gap, Inc. (The)                                              184
        3,213  RadioShack Corp.                                              52
        8,528  TJX Cos., Inc. (The)                                         282
                                                                     ----------
                                                                            836
                                                                     ----------

TEXTILES, APPAREL & LUXURY GOODS - 0.8%
        5,402  Fossil, Inc.(1)                                              165
                                                                     ----------

TOBACCO - 0.7%
          966  Altria Group, Inc.                                            21
          966  Philip Morris International, Inc.(1)                          49
        1,062  Universal Corp.                                               70
                                                                     ----------
                                                                            140
                                                                     ----------

TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $20,532)                                                           21,461
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- 0.2%                                         44
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $   21,505
                                                                     ==========

Notes to Schedule of Investments
--------------------------------------------------------------------------------

(1)   Non-income producing.
(2)   Industry is less than 0.05% of total net assets.

Disciplined Growth - Schedule of Investments
--------------------------------------------

MARCH 31, 2008 (UNAUDITED)
                                 ($ In Thousands)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $    20,575
                                                        ===========
Gross tax appreciation of investments                   $     1,851
Gross tax depreciation of investments                          (965)
                                                        -----------
Net tax appreciation (depreciation) of investments      $       886
                                                        ===========

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                               Equity Growth Fund

                                 March 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Equity Growth - Schedule of Investments
---------------------------------------

MARCH 31, 2008 (UNAUDITED)
     Shares                        ($ In Thousands)                     Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.3%
        606,364  Boeing Co.                                          $   45,095
        245,158  Lockheed Martin Corp.                                   24,344
                                                                     ----------
                                                                         69,439
                                                                     ----------

AIR FREIGHT & LOGISTICS - 1.0%
         44,844  C.H. Robinson Worldwide, Inc.                            2,440
         79,856  FedEx Corp.                                              7,400
        265,900  United Parcel Service, Inc., Class B                    19,416
                                                                     ----------
                                                                         29,256
                                                                     ----------

AIRLINES - 0.1%
        189,538  Southwest Airlines Co.                                   2,350
         72,382  UAL Corp.                                                1,559
                                                                     ----------
                                                                          3,909
                                                                     ----------

AUTO COMPONENTS - 0.1%
         61,382  Magna International, Inc., Class A                       4,429
                                                                     ----------

AUTOMOBILES - 0.1%
        381,006  Ford Motor Co.(1)                                        2,179
                                                                     ----------

BEVERAGES - 3.6%
        855,338  Anheuser-Busch Cos., Inc.                               40,586
        250,994  Coca-Cola Co. (The)                                     15,278
      1,134,789  Coca-Cola Enterprises, Inc.                             27,462
        437,738  Pepsi Bottling Group, Inc.                              14,844
        145,434  PepsiCo, Inc.                                           10,500
                                                                     ----------
                                                                        108,670
                                                                     ----------

BIOTECHNOLOGY - 1.7%
        655,271  Amgen, Inc.(1)                                          27,377
        251,612  Cephalon, Inc.(1)                                       16,204
        118,659  Gilead Sciences, Inc.(1)                                 6,114
                                                                     ----------
                                                                         49,695
                                                                     ----------

BUILDING PRODUCTS - 0.1%
        114,385  Armstrong World Industries, Inc.                         4,079
                                                                     ----------

CAPITAL MARKETS - 3.7%
         72,873  Goldman Sachs Group, Inc. (The)                         12,052
        324,076  Knight Capital Group, Inc., Class A(1)                   5,263
        896,795  Morgan Stanley                                          40,984
        204,841  Northern Trust Corp.                                    13,616
        501,504  State Street Corp.                                      39,619
                                                                     ----------
                                                                        111,534
                                                                     ----------

CHEMICALS - 1.7%
        299,951  Celanese Corp., Series A                                11,713
         37,223  CF Industries Holdings, Inc.                             3,857
        142,059  E.I. du Pont de Nemours & Co.                            6,642
        144,881  Monsanto Co.                                            16,154
        100,465  Mosaic Co. (The)(1)                                     10,308
        101,541  Terra Industries, Inc.(1)                                3,608
                                                                     ----------
                                                                         52,282
                                                                     ----------

Equity Growth - Schedule of Investments
---------------------------------------

MARCH 31, 2008 (UNAUDITED)
     Shares                        ($ In Thousands)                     Value
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 1.8%
        457,514  Royal Bank of Canada                                $   21,275
      1,117,466  Wells Fargo & Co.                                       32,518
                                                                     ----------
                                                                         53,793
                                                                     ----------

COMMERCIAL SERVICES & SUPPLIES - 0.4%
         91,229  Allied Waste Industries, Inc.(1)                           986
        320,266  R.R. Donnelley & Sons Co.                                9,707
         35,235  Watson Wyatt Worldwide, Inc., Class A                    2,000
                                                                     ----------
                                                                         12,693
                                                                     ----------

COMMUNICATIONS EQUIPMENT - 0.3%
        357,068  Cisco Systems, Inc.(1)                                   8,602
                                                                     ----------

COMPUTERS & PERIPHERALS - 4.9%
        233,966  Apple, Inc.(1)                                          33,574
      1,348,167  Hewlett-Packard Co.                                     61,557
        388,679  Lexmark International, Inc., Class A(1)                 11,940
        915,409  Seagate Technology                                      19,169
        762,377  Sun Microsystems, Inc.(1)                               11,840
        333,729  Western Digital Corp.(1)                                 9,024
                                                                     ----------
                                                                        147,104
                                                                     ----------

CONSTRUCTION & ENGINEERING - 0.7%
        210,172  Chicago Bridge & Iron Co., New York Shares               8,247
         50,499  EMCOR Group, Inc.(1)                                     1,122
         74,050  Fluor Corp.                                             10,453
                                                                     ----------
                                                                         19,822
                                                                     ----------

CONSUMER FINANCE - 2.4%
        179,674  American Express Co.                                     7,855
        615,075  Capital One Financial Corp.                             30,274
      2,025,219  Discover Financial Services                             33,153
                                                                     ----------
                                                                         71,282
                                                                     ----------

CONTAINERS & PACKAGING - 0.6%
        192,410  Owens-Illinois, Inc.(1)                                 10,857
        226,384  Rock-Tenn Co., Class A                                   6,785
                                                                     ----------
                                                                         17,642
                                                                     ----------

DIVERSIFIED FINANCIAL SERVICES - 3.6%
        876,259  Bank of America Corp.                                   33,219
         46,145  Citigroup, Inc.                                            989
      1,678,793  JPMorgan Chase & Co.                                    72,104
                                                                     ----------
                                                                        106,312
                                                                     ----------

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.6%
      1,494,906  AT&T, Inc.                                              57,255
         21,049  CenturyTel, Inc.                                           699
        525,979  Verizon Communications, Inc.                            19,172
                                                                     ----------
                                                                         77,126
                                                                     ----------

ELECTRIC UTILITIES - 2.2%
        321,987  Duke Energy Corp.                                        5,747
         77,838  Edison International                                     3,816
        381,985  Entergy Corp.                                           41,667
         40,580  Exelon Corp.                                             3,298
        180,124  FPL Group, Inc.                                         11,301
                                                                     ----------
                                                                         65,829
                                                                     ----------

Equity Growth - Schedule of Investments
---------------------------------------

MARCH 31, 2008 (UNAUDITED)
     Shares                        ($ In Thousands)                     Value
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.4%
        206,194  Emerson Electric Co.                                $   10,611
                                                                     ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
      1,067,190  Tyco Electronics Ltd.                                   36,626
                                                                     ----------

ENERGY EQUIPMENT & SERVICES - 2.5%
        195,942  FMC Technologies, Inc.(1)                               11,147
        283,695  Halliburton Co.                                         11,158
        621,360  National Oilwell Varco, Inc.(1)                         36,275
        177,537  Schlumberger Ltd.                                       15,446
         11,129  Transocean, Inc.(1)                                      1,504
                                                                     ----------
                                                                         75,530
                                                                     ----------

FOOD & STAPLES RETAILING - 2.0%
        315,025  Safeway, Inc.                                            9,246
        469,896  SYSCO Corp.                                             13,636
        678,607  Wal-Mart Stores, Inc.                                   35,749
                                                                     ----------
                                                                         58,631
                                                                     ----------

FOOD PRODUCTS - 1.2%
        190,994  Flowers Foods, Inc.                                      4,727
        334,904  General Mills, Inc.                                     20,054
        269,988  Hormel Foods Corp.                                      11,248
                                                                     ----------
                                                                         36,029
                                                                     ----------

GAS UTILITIES - 0.3%
        205,944  ONEOK, Inc.                                              9,191
                                                                     ----------

HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
        706,579  Baxter International, Inc.                              40,854
        455,920  Becton, Dickinson & Co.                                 39,141
         14,507  Mettler-Toledo International, Inc.(1)                    1,409
                                                                     ----------
                                                                         81,404
                                                                     ----------

HEALTH CARE PROVIDERS & SERVICES - 1.2%
         49,864  AMERIGROUP Corp.(1)                                      1,363
         70,516  Express Scripts, Inc.(1)                                 4,536
        375,000  Health Net, Inc.(1)                                     11,550
        190,940  Humana, Inc.(1)                                          8,565
        264,886  WellCare Health Plans, Inc.(1)                          10,317
                                                                     ----------
                                                                         36,331
                                                                     ----------

HEALTH CARE TECHNOLOGY - 0.1%
        110,216  IMS Health, Inc.                                         2,316
                                                                     ----------

HOTELS, RESTAURANTS & LEISURE - 2.5%
         74,698  Choice Hotels International, Inc.                        2,548
        888,620  McDonald's Corp.                                        49,558
        639,417  Yum! Brands, Inc.                                       23,793
                                                                     ----------
                                                                         75,899
                                                                     ----------

HOUSEHOLD DURABLES - 0.3%
        214,554  Tupperware Brands Corp.                                  8,299
                                                                     ----------

HOUSEHOLD PRODUCTS - 1.8%
        126,547  Colgate-Palmolive Co.                                    9,859
        611,014  Procter & Gamble Co. (The)                              42,814
                                                                     ----------
                                                                         52,673
                                                                     ----------

Equity Growth - Schedule of Investments
---------------------------------------

MARCH 31, 2008 (UNAUDITED)
     Shares                        ($ In Thousands)                     Value
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.1%
      1,413,726  Reliant Energy, Inc.(1)                             $   33,435
                                                                     ----------

INDUSTRIAL CONGLOMERATES - 3.1%
      1,754,960  General Electric Co.                                    64,951
        141,716  McDermott International, Inc.(1)                         7,769
        447,926  Tyco International Ltd.                                 19,731
                                                                     ----------
                                                                         92,451
                                                                     ----------

INSURANCE - 2.8%
        319,745  ACE Ltd.                                                17,605
        360,765  Arch Capital Group Ltd.(1)                              24,774
        156,152  Aspen Insurance Holdings Ltd.                            4,119
        393,246  Axis Capital Holdings Ltd.                              13,362
        179,064  Travelers Cos., Inc. (The)                               8,568
        653,778  Unum Group                                              14,390
                                                                     ----------
                                                                         82,818
                                                                     ----------

INTERNET & CATALOG RETAIL - 0.4%
        151,114  Amazon.com, Inc.(1)                                     10,774
                                                                     ----------

INTERNET SOFTWARE & SERVICES - 1.1%
        326,296  eBay, Inc.(1)                                            9,737
         51,005  Google, Inc., Class A(1)                                22,466
                                                                     ----------
                                                                         32,203
                                                                     ----------

IT SERVICES - 5.4%
      1,053,790  Accenture Ltd., Class A                                 37,062
         95,088  Computer Sciences Corp.(1)                               3,879
        675,547  International Business Machines Corp.                   77,782
         72,182  Metavante Technologies, Inc.(1)                          1,443
         95,709  Visa, Inc., Class A(1)                                   5,968
      1,601,857  Western Union Co.                                       34,072
                                                                     ----------
                                                                        160,206
                                                                     ----------

LEISURE EQUIPMENT & PRODUCTS - 0.1%
         74,607  Polaris Industries, Inc.(2)                              3,060
                                                                     ----------

LIFE SCIENCES TOOLS & SERVICES - 0.1%
         44,632  Invitrogen Corp.(1)                                      3,815
                                                                     ----------

MACHINERY - 2.0%
        337,666  Caterpillar, Inc.                                       26,436
        322,203  Deere & Co.                                             25,918
         43,982  Flowserve Corp.                                          4,591
         49,396  Parker-Hannifin Corp.                                    3,421
                                                                     ----------
                                                                         60,366
                                                                     ----------

MEDIA - 1.3%
        500,000  Comcast Corp., Class A                                   9,670
         94,070  DIRECTV Group, Inc. (The)(1)                             2,332
        584,769  DISH Network Corp., Class A(1)                          16,800
         63,799  Omnicom Group, Inc.                                      2,819
        176,854  Viacom, Inc., Class B(1)                                 7,007
                                                                     ----------
                                                                         38,628
                                                                     ----------

METALS & MINING - 1.1%
        281,883  Freeport-McMoRan Copper & Gold, Inc.                    27,123

Equity Growth - Schedule of Investments
---------------------------------------

MARCH 31, 2008 (UNAUDITED)
     Shares                        ($ In Thousands)                     Value
--------------------------------------------------------------------------------
         50,465  Southern Copper Corp.(2)                            $    5,240
                                                                     ----------
                                                                         32,363
                                                                     ----------

MULTILINE RETAIL - 0.2%
        215,973  Big Lots, Inc.(1)                                        4,816
                                                                     ----------

MULTI-UTILITIES (3)
         18,611  Public Service Enterprise Group, Inc.                      748
                                                                     ----------

OFFICE ELECTRONICS - 0.7%
      1,458,526  Xerox Corp.                                             21,834
                                                                     ----------

OIL, GAS & CONSUMABLE FUELS - 11.5%
        504,021  Chevron Corp.                                           43,023
        856,347  ConocoPhillips                                          65,262
      1,819,325  Exxon Mobil Corp.                                      153,879
        647,907  Occidental Petroleum Corp.                              47,407
        186,352  Stone Energy Corp.(1)                                    9,748
        178,282  Sunoco, Inc.                                             9,355
        203,782  Valero Energy Corp.                                     10,008
        185,584  W&T Offshore, Inc.                                       6,330
                                                                     ----------
                                                                        345,012
                                                                     ----------

PHARMACEUTICALS - 5.3%
        737,168  Eli Lilly & Co.                                         38,030
        295,793  Forest Laboratories, Inc.(1)                            11,835
      1,202,416  Johnson & Johnson                                       78,001
      1,138,159  Pfizer, Inc.                                            23,822
        364,198  Sepracor, Inc.(1)                                        7,109
                                                                     ----------
                                                                        158,797
                                                                     ----------

ROAD & RAIL - 0.9%
         76,957  Burlington Northern Santa Fe Corp.                       7,097
        108,560  CSX Corp.                                                6,087
         99,991  Norfolk Southern Corp.                                   5,432
         67,813  Union Pacific Corp.                                      8,502
                                                                     ----------
                                                                         27,118
                                                                     ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
        718,915  Amkor Technology, Inc.(1)                                7,692
        128,938  Intel Corp.                                              2,731
        800,210  National Semiconductor Corp.                            14,660
        812,974  NVIDIA Corp.(1)                                         16,089
      1,284,761  Texas Instruments, Inc.                                 36,320
        804,841  Xilinx, Inc.                                            19,115
                                                                     ----------
                                                                         96,607
                                                                     ----------

SOFTWARE - 3.9%
        529,702  Adobe Systems, Inc.(1)                                  18,852
      1,941,948  Microsoft Corp.                                         55,112
        723,669  Oracle Corp.(1)                                         14,155
      1,677,792  Symantec Corp.(1)                                       27,885
                                                                     ----------
                                                                        116,004
                                                                     ----------

SPECIALTY RETAIL - 3.9%
        317,412  AutoZone, Inc.(1)                                       36,131
        333,100  Best Buy Co., Inc.                                      13,810
        857,111  Gap, Inc. (The)                                         16,868
      1,130,997  RadioShack Corp.                                        18,379

Equity Growth - Schedule of Investments
---------------------------------------

MARCH 31, 2008 (UNAUDITED)
     Shares                        ($ In Thousands)                     Value
--------------------------------------------------------------------------------
      1,000,489  TJX Cos., Inc. (The)                                $   33,086
                                                                     ----------
                                                                        118,274
                                                                     ----------

TOBACCO - 1.3%
        399,286  Altria Group, Inc.                                       8,864
        399,286  Philip Morris International, Inc.(1)                    20,196
        136,394  Universal Corp.                                          8,938
                                                                     ----------
                                                                         37,998
                                                                     ----------
TOTAL COMMON STOCKS
(Cost $2,854,056)                                                     2,976,544
                                                                     ----------

TEMPORARY CASH INVESTMENTS -- 0.3%
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations,
2.375%, 4/15/11, valued at $7,749), in a joint trading account at
1.35%, dated 3/31/08, due 4/1/08 (Delivery value $7,600)
(Cost $7,600)                                                             7,600
                                                                     ----------
TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(4)-- 0.3%
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Capital, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $2,451)                                                   2,451

Repurchase Agreement, BNP Paribas Securities Corp., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $2,183)                                                   2,182

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.25%, dated 3/31/08, due 4/1/08
(Delivery value $2,700)                                                   2,700

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.15%, dated 3/31/08, due 4/1/08
(Delivery value $2,700)                                                   2,700
                                                                     ----------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $10,033)                                                           10,033
                                                                     ----------

TOTAL INVESTMENT SECURITIES -- 100.1%
(Cost $2,871,689)                                                     2,994,177
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- (0.1)%                                   (2,983)
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $2,991,194
                                                                     ==========

Notes to Schedule of Investments
--------------------------------------------------------------------------------

(1)   Non-income producing.

(2)   Security, or a portion thereof, was on loan as of March 31, 2008. The aggregate value of securities on loan at March 31, 2008, was $9,717 (in thousands).

(3)   Industry is less than 0.05% of total net assets.

(4)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

Equity Growth - Schedule of Investments
---------------------------------------

MARCH 31, 2008 (UNAUDITED)

                                ($ In Thousands)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $  2,879,883
                                                        ============
Gross tax appreciation of investments                   $    285,570
Gross tax depreciation of investments                       (171,276)
                                                        ------------
Net tax appreciation (depreciation) of investments      $    114,294
                                                        ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                              Income & Growth Fund

                                 March 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments (R)

Income & Growth - Schedule of Investments
-----------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                           ($ In Thousands)                      Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 4.4%
        657,960  Boeing Co.                                        $     48,933
        450,185  Lockheed Martin Corp.                                   44,703
        592,372  Northrop Grumman Corp.                                  46,092
                                                                   ------------
                                                                        139,728
                                                                   ------------

AIR FREIGHT & LOGISTICS - 0.5%
        221,840  United Parcel Service, Inc., Class B                    16,199
                                                                   ------------

AIRLINES - 0.2%
        279,225  Continental Airlines, Inc., Class B(1)                   5,370
                                                                   ------------

AUTO COMPONENTS - 1.1%
         70,760  Lear Corp.(1)                                            1,834
        455,844  Magna International, Inc., Class A((2))                 32,889
                                                                   ------------
                                                                         34,723
                                                                   ------------

BEVERAGES - 1.3%
         41,318  Coca-Cola Co. (The)                                      2,515
        575,646  Coca-Cola Enterprises, Inc.                             13,931
        219,036  Molson Coors Brewing Co., Class B                       11,515
        301,026  Pepsi Bottling Group, Inc.                              10,208
         35,186  PepsiCo, Inc.                                            2,540
                                                                   ------------
                                                                         40,709
                                                                   ------------

BIOTECHNOLOGY - 1.7%
      1,082,408  Amgen, Inc.(1)                                          45,223
        128,403  Cephalon, Inc.(1)                                        8,269
         11,723  Genzyme Corp.(1)                                           874
                                                                   ------------
                                                                         54,366
                                                                   ------------

CAPITAL MARKETS - 3.4%
        229,741  Bank of New York Mellon Corp. (The)                      9,587
        155,370  Charles Schwab Corp. (The)                               2,926
        288,369  Goldman Sachs Group, Inc. (The)                         47,693
        100,000  Lehman Brothers Holdings, Inc.                           3,764
        297,010  Merrill Lynch & Co., Inc.                               12,100
        539,150  Morgan Stanley                                          24,639
         78,515  State Street Corp.                                       6,203
                                                                   ------------
                                                                        106,912
                                                                   ------------

CHEMICALS - 2.2%
         47,899  CF Industries Holdings, Inc.                             4,963
        929,559  E.I. du Pont de Nemours & Co.                           43,466
        806,173  Methanex Corp.                                          21,098
         38,616  Terra Industries, Inc.(1)                                1,372
                                                                   ------------
                                                                         70,899
                                                                   ------------

COMMERCIAL BANKS - 1.7%
        558,860  Regions Financial Corp.                                 11,038
        281,036  Royal Bank of Canada                                    13,068
        764,382  U.S. Bancorp.                                           24,736
        139,200  Wachovia Corp.                                           3,758
                                                                   ------------
                                                                         52,600
                                                                   ------------

Income & Growth - Schedule of Investments
-----------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                           ($ In Thousands)                      Value
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
         32,816  Allied Waste Industries, Inc.(1)                  $        355
        517,929  R.R. Donnelley & Sons Co.                               15,698
        422,649  Steelcase, Inc., Class A                                 4,675
                                                                   ------------
                                                                         20,728
                                                                   ------------

COMMUNICATIONS EQUIPMENT - 0.2%
        252,682  Cisco Systems, Inc.(1)                                   6,087
                                                                   ------------

COMPUTERS & PERIPHERALS - 4.7%
      1,537,602  Hewlett-Packard Co.                                     70,207
        568,944  Lexmark International, Inc., Class A(1)                 17,478
      1,144,789  Seagate Technology                                      23,972
        382,332  Sun Microsystems, Inc.(1)                                5,938
      1,123,835  Western Digital Corp.(1)                                30,388
                                                                   ------------
                                                                        147,983
                                                                   ------------

CONSTRUCTION & ENGINEERING - 0.3%
        295,340  EMCOR Group, Inc.(1)                                     6,560
         12,549  Jacobs Engineering Group, Inc.(1)                          923
         54,408  Perini Corp.(1)                                          1,971
                                                                   ------------
                                                                          9,454
                                                                   ------------

CONSUMER FINANCE - 0.5%
        309,774  Capital One Financial Corp.                             15,247
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - 6.2%
      2,001,671  Bank of America Corp.                                   75,883
      1,609,266  Citigroup, Inc.                                         34,471
      1,770,900  JPMorgan Chase & Co.                                    76,060
        403,811  KKR Financial Holdings LLC(2)                            5,112
        204,106  Liberty Media Corp. - Capital, Series A(1)               3,213
                                                                   ------------
                                                                        194,739
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 4.5%
      1,724,978  AT&T, Inc.                                              66,067
         49,030  Embarq Corp.                                             1,966
      1,673,605  Qwest Communications International, Inc.(2)              7,581
      1,838,002  Verizon Communications, Inc.                            66,995
                                                                   ------------
                                                                        142,609
                                                                   ------------

ELECTRIC UTILITIES - 2.5%
         49,133  Duke Energy Corp.                                          877
        630,117  Edison International                                    30,888
         30,000  Entergy Corp.                                            3,273
        180,803  Exelon Corp.                                            14,694
        392,990  FPL Group, Inc.                                         24,656
        147,831  Progress Energy, Inc.                                    6,165
                                                                   ------------
                                                                         80,553
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
        660,524  Avnet, Inc.(1)                                          21,619
        555,485  Tyco Electronics Ltd.                                   19,064
                                                                   ------------
                                                                         40,683
                                                                   ------------

FOOD & STAPLES RETAILING - 0.3%
        187,724  Wal-Mart Stores, Inc.                                    9,889
                                                                   ------------

Income & Growth - Schedule of Investments
-----------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                           ($ In Thousands)                      Value
--------------------------------------------------------------------------------
FOOD PRODUCTS - 1.2%
        636,196  General Mills, Inc.                               $     38,096
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
        333,644  Baxter International, Inc.                              19,291
        515,858  Becton, Dickinson & Co.                                 44,287
                                                                   ------------
                                                                         63,578
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES - 1.8%
         32,343  Aetna, Inc.                                              1,361
        551,996  AMERIGROUP Corp.(1)                                     15,086
        256,614  Apria Healthcare Group, Inc.(1)                          5,068
        573,952  Humana, Inc.(1)                                         25,748
        259,926  WellCare Health Plans, Inc.(1)                          10,124
                                                                   ------------
                                                                         57,387
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE - 1.8%
      1,021,249  McDonald's Corp.                                        56,955
         20,375  Yum! Brands, Inc.                                          758
                                                                   ------------
                                                                         57,713
                                                                   ------------

HOUSEHOLD DURABLES - 1.7%
        101,896  Blyth, Inc.                                              2,009
         97,300  Lennar Corp., Class A(2)                                 1,830
         27,353  NVR, Inc.(1)(2)                                         16,343
         90,180  Toll Brothers, Inc.(1)(2)                                2,118
        766,340  Tupperware Brands Corp.                                 29,642
                                                                   ------------
                                                                         51,942
                                                                   ------------

HOUSEHOLD PRODUCTS - 2.4%
        734,422  Kimberly-Clark Corp.                                    47,407
        382,550  Procter & Gamble Co. (The)                              26,805
                                                                   ------------
                                                                         74,212
                                                                   ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
         32,000  Constellation Energy Group, Inc.                         2,825
        443,113  Reliant Energy, Inc.(1)                                 10,479
                                                                   ------------
                                                                         13,304
                                                                   ------------

INDUSTRIAL CONGLOMERATES - 2.3%
      1,885,962  General Electric Co.                                    69,799
         36,499  Walter Industries, Inc.                                  2,286
                                                                   ------------
                                                                         72,085
                                                                   ------------

INSURANCE - 3.9%
        603,189  ACE Ltd.                                                33,212
            474  American International Group, Inc.                          20
        243,109  Arch Capital Group Ltd.(1)                              16,694
        672,776  Aspen Insurance Holdings Ltd.                           17,748
        212,593  Axis Capital Holdings Ltd.                               7,224
        579,480  Endurance Specialty Holdings Ltd.                       21,209
        157,349  Max Capital Group Ltd.                                   4,121
         86,509  PartnerRe Ltd.                                           6,601
        202,282  Travelers Cos., Inc. (The)                               9,679
        326,734  Unum Group                                               7,191
                                                                   ------------
                                                                        123,699
                                                                   ------------

Income & Growth - Schedule of Investments
-----------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                           ($ In Thousands)                      Value
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 0.1%
        143,747  Open Text Corp.(1) (2)                            $      4,501
                                                                   ------------

IT SERVICES - 6.0%
      1,155,816  Accenture Ltd., Class A                                 40,650
        851,447  Computer Sciences Corp.(1)                              34,730
        893,444  Electronic Data Systems Corp.                           14,876
        757,397  International Business Machines Corp.                   87,207
         20,655  MasterCard, Inc., Class A(2)                             4,606
        102,125  Visa, Inc., Class A(1)                                   6,368
                                                                   ------------
                                                                        188,437
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS - 0.7%
        809,623  Hasbro, Inc.                                            22,589
                                                                   ------------

LIFE SCIENCES TOOLS & SERVICES - 0.2%
         67,644  Invitrogen Corp.(1)                                      5,782
                                                                   ------------

MACHINERY - 0.8%
        306,252  Caterpillar, Inc.                                       23,976
         33,697  Deere & Co.                                              2,711
                                                                   ------------
                                                                         26,687
                                                                   ------------

MEDIA - 2.9%
      1,621,477  CBS Corp., Class B                                      35,802
        363,570  Regal Entertainment Group, Class A(2)                    7,013
      1,593,095  Walt Disney Co. (The)                                   49,992
                                                                   ------------
                                                                         92,807
                                                                   ------------

METALS & MINING - 2.3%
        508,586  Freeport-McMoRan Copper & Gold, Inc.                    48,936
         60,000  Newmont Mining Corp.                                     2,718
        145,505  Nucor Corp.                                              9,857
        116,592  Southern Copper Corp. (2)                               12,106
                                                                   ------------
                                                                         73,617
                                                                   ------------

MULTILINE RETAIL - 0.3%
        392,456  Macy's, Inc.                                             9,050
                                                                   ------------

MULTI-UTILITIES - 0.1%
         70,000  Public Service Enterprise Group, Inc.                    2,813
                                                                   ------------

OFFICE ELECTRONICS - 1.3%
      2,784,434  Xerox Corp.                                             41,683
                                                                   ------------

OIL, GAS & CONSUMABLE FUELS - 14.9%
         33,794  Alpha Natural Resources, Inc.(1)                         1,468
      1,040,953  Chevron Corp.                                           88,856
        947,279  ConocoPhillips                                          72,192
        266,572  EnCana Corp.                                            20,193
      1,946,185  Exxon Mobil Corp.                                      164,608
        765,751  Occidental Petroleum Corp.                              56,030
         85,396  Stone Energy Corp.(1)                                    4,467
        174,662  Sunoco, Inc.                                             9,164
        786,235  Valero Energy Corp.                                     38,612
        476,746  W&T Offshore, Inc.                                      16,262
                                                                   ------------
                                                                        471,852
                                                                   ------------

Income & Growth - Schedule of Investments
-----------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                           ($ In Thousands)                      Value
--------------------------------------------------------------------------------
PHARMACEUTICALS - 5.7%
        497,053  Biovail Corp.                                     $      5,294
        932,538  Bristol-Myers Squibb Co.                                19,863
        341,542  Eli Lilly & Co.                                         17,620
        133,794  Forest Laboratories, Inc.(1)                             5,353
        798,612  Johnson & Johnson                                       51,806
      3,722,667  Pfizer, Inc.                                            77,915
         20,020  Wyeth                                                      836
                                                                   ------------
                                                                        178,687
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.4%
         47,270  Hospitality Properties Trust                             1,608
        491,135  Host Hotels & Resorts, Inc.                              7,819
         61,737  ProLogis                                                 3,634
                                                                   ------------
                                                                         13,061
                                                                   ------------

ROAD & RAIL - 0.6%
         11,753  Con-way, Inc.                                              581
        191,870  CSX Corp.                                               10,758
        143,571  Norfolk Southern Corp.                                   7,799
                                                                   ------------
                                                                         19,138
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
      1,508,431  Amkor Technology, Inc.(1)                               16,140
        183,338  Applied Materials, Inc.                                  3,577
          6,971  ASM International NV(2)                                    129
         10,911  Intel Corp.                                                231
        237,343  NVIDIA Corp.(1)                                          4,697
        277,524  OmniVision Technologies, Inc.(1)(2)                      4,668
        173,911  Xilinx, Inc.                                             4,131
                                                                   ------------
                                                                         33,573
                                                                   ------------

SOFTWARE - 3.8%
      3,389,531  Microsoft Corp.                                         96,195
      1,457,142  Symantec Corp.(1)                                       24,218
                                                                   ------------
                                                                        120,413
                                                                   ------------

SPECIALTY RETAIL - 1.6%
         34,459  AutoZone, Inc.(1)                                        3,922
         60,393  Best Buy Co., Inc.                                       2,504
      1,121,559  Gap, Inc. (The)                                         22,072
      1,288,295  RadioShack Corp.                                        20,935
                                                                   ------------
                                                                         49,433
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS - 0.2%
         85,500  VF Corp.                                                 6,627
                                                                   ------------

THRIFTS & MORTGAGE FINANCE - 0.4%
        104,250  Fannie Mae                                               2,744
        178,915  Hudson City Bancorp, Inc.                                3,163
        544,280  Washington Mutual, Inc.(2)                               5,606
                                                                   ------------
                                                                         11,513
                                                                   ------------

TOBACCO - 1.2%
        166,472  Altria Group, Inc.                                       3,696
        166,472  Philip Morris International, Inc.(1)                     8,420

Income & Growth - Schedule of Investments
-----------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                           ($ In Thousands)                      Value
--------------------------------------------------------------------------------
        146,648  Reynolds American, Inc.                           $      8,656
        280,966  Universal Corp.                                         18,412
                                                                   ------------
                                                                         39,184
                                                                   ------------
TOTAL COMMON STOCKS
(Cost $2,873,344)                                                     3,152,941
                                                                   ------------

TEMPORARY CASH INVESTMENTS -- 0.3%
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 7.875%, 2/15/21, valued at $10,332),
in a joint trading account at 1.30%, dated
3/31/08, due 4/1/08 (Delivery value $10,100) (Cost
$10,100)                                                                 10,100
                                                                   ------------
TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(3) -- 2.1%
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.30%, dated 3/31/08, due 4/1/08 (Delivery
value $16,877)                                                           16,876

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $15,704)                                                 15,703

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.25%, dated 3/31/08, due 4/1/08
(Delivery value $17,501)                                                 17,500

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.15%, dated 3/31/08, due 4/1/08 (Delivery
value $16,680)                                                           16,679
                                                                   ------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $66,758)                                                           66,758
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 102.2%
(Cost $2,950,202)                                                     3,229,799
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (2.2)%                                  (69,974)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $  3,159,825
                                                                   ============

Notes to Schedule of Investments
--------------------------------------------------------------------------------

(1)   Non-income producing.
(2)   Security, or a portion thereof, was on loan as of March 31, 2008. The aggregate value of securities on loan at March 31, 2008, was $65,442 (in thousands).
(3)   Investments represents purchases made by the lending agent with cash collateral received through securities lending transactions.

Income & Growth - Schedule of Investments
-----------------------------------------

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $  2,975,747
                                                        ============
Gross tax appreciation of investments                   $    536,984
Gross tax depreciation of investments                       (282,932)
                                                        ------------
Net tax appreciation (depreciation) of investments      $    254,052
                                                        ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                               Small Company Fund

                                 March 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Small Company - Schedule of Investments
---------------------------------------

MARCH 31, 2008 (UNAUDITED)
      Shares                  ($ In Thousands)                         Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.2%
        163,254  Cubic Corp.                                         $    4,641
        125,795  Curtiss-Wright Corp.                                     5,218
         53,919  Esterline Technologies Corp.(1)                          2,716
                                                                     ----------
                                                                         12,575
                                                                     ----------

AIR FREIGHT & LOGISTICS - 0.5%
         70,630  Forward Air Corp.                                        2,503
         79,961  Hub Group, Inc., Class A(1)                              2,630
                                                                     ----------
                                                                          5,133
                                                                     ----------

AIRLINES - 0.3%
        109,292  Continental Airlines, Inc., Class B(1)                   2,102
         35,283  Republic Airways Holdings, Inc.(1)                         764
          8,253  SkyWest, Inc.                                              174
                                                                     ----------
                                                                          3,040
                                                                     ----------

AUTO COMPONENTS - 1.6%
         22,796  American Axle & Manufacturing Holdings, Inc.(2)            468
         18,208  Autoliv, Inc.                                              914
        142,351  Cooper Tire & Rubber Co.                                 2,131
         45,515  Drew Industries, Inc.(1)                                 1,113
        197,565  Lear Corp.(1)                                            5,119
         42,658  Stoneridge, Inc.(1)                                        574
        266,676  TRW Automotive Holdings Corp.(1)                         6,232
                                                                     ----------
                                                                         16,551
                                                                     ----------

BIOTECHNOLOGY - 1.6%
         39,098  Cephalon, Inc.(1)                                        2,518
        113,444  Cubist Pharmaceuticals, Inc.(1)                          2,090
         48,353  Enzon Pharmaceuticals, Inc.(1)(2)                          445
        300,856  Martek Biosciences Corp(1)                               9,197
         38,821  OSI Pharmaceuticals, Inc.(1)                             1,452
         51,480  Repligen Corp.(1)                                          248
                                                                     ----------
                                                                         15,950
                                                                     ----------

BUILDING PRODUCTS - 0.5%
        131,371  Lennox International, Inc.                               4,725
                                                                     ----------

CAPITAL MARKETS - 1.6%
        304,714  Calamos Asset Management, Inc., Class A                  4,961
         46,564  Evercore Partners, Inc., Class A                           826
        152,567  Investment Technology Group, Inc.(1)                     7,046
         52,718  Knight Capital Group, Inc., Class A(1)                     856
        173,872  SWS Group, Inc.                                          2,126
                                                                     ----------
                                                                         15,815
                                                                     ----------

CHEMICALS - 3.0%
        290,780  Celanese Corp., Series A                                11,355
         58,715  CF Industries Holdings, Inc.                             6,084
         80,222  Koppers Holdings, Inc.                                   3,555
        271,775  Terra Industries, Inc.(1)                                9,656
                                                                     ----------
                                                                         30,650
                                                                     ----------

COMMERCIAL BANKS - 4.8%
         56,136  BancFirst Corp.                                          2,570

Small Company - Schedule of Investments
---------------------------------------

MARCH 31, 2008 (UNAUDITED)
      Shares                  ($ In Thousands)                         Value
--------------------------------------------------------------------------------
        241,559  Bank of Hawaii Corp.                                $   11,972
         23,390  Boston Private Financial Holdings, Inc.                    248
         67,778  City Holding Co.                                         2,704
         92,928  Commerce Bancshares, Inc.                                3,906
        107,943  East West Bancorp, Inc.                                  1,916
         49,045  Financial Institutions, Inc.                               930
         13,628  First Citizens BancShares, Inc., Class A                 1,899
          1,586  First Community Bancshares, Inc.                            58
         14,740  First Financial Bancorp                                    198
          8,009  First Merchants Corp.                                      229
         50,570  First Regional Bancorp(1)                                  829
         48,398  FirstMerit Corp.                                         1,000
          1,906  Hancock Holding Co.                                         80
          1,786  IBERIABANK Corp.                                            79
        389,310  Oriental Financial Group                                 7,673
         30,479  Preferred Bank                                             509
         83,402  Prosperity Bancshares, Inc.                              2,390
          7,489  Southside Bancshares, Inc.                                 180
        221,865  SVB Financial Group(1)                                   9,682
         26,147  Temecula Valley Bancorp, Inc.(2)                           247
                                                                     ----------
                                                                         49,299
                                                                     ----------

COMMERCIAL SERVICES & SUPPLIES - 3.5%
        191,440  COMSYS IT Partners, Inc.(1)                              1,620
         38,154  Deluxe Corp.                                               733
        194,313  GeoEye, Inc.(1)                                          5,050
        177,187  Heidrick & Struggles International, Inc.                 5,764
        319,696  Knoll, Inc.                                              3,689
         23,168  PeopleSupport, Inc.(1)                                     212
         47,651  School Specialty, Inc.(1)                                1,503
         42,803  Standard Parking Corp.(1)                                  897
        291,210  Watson Wyatt Worldwide, Inc., Class A                   16,526
                                                                      ---------
                                                                         35,994
                                                                      ---------

COMMUNICATIONS EQUIPMENT - 1.8%
        146,851  Blue Coat Systems, Inc.(1)                               3,237
        202,571  CommScope, Inc.(1)                                       7,055
        158,383  Comtech Telecommunications Corp.(1)                      6,177
         67,776  Sierra Wireless, Inc.(1)(2)                              1,081
         94,621  Soapstone Networks, Inc.(2)                                678
                                                                      ---------
                                                                         18,228
                                                                      ---------

COMPUTERS & PERIPHERALS - 2.2%
        442,011  Emulex Corp.(1)                                          7,178
        657,597  Immersion Corp.(1)                                       4,676
        127,616  Lexmark International, Inc., Class A(1)                  3,920
         43,643  QLogic Corp.(1)                                            670
        413,318  Quantum Corp.(1)                                           885
         10,563  Super Micro Computer, Inc.(1)                               88
        183,588  Western Digital Corp.(1)                                 4,964
                                                                      ---------
                                                                         22,381
                                                                      ---------

CONSTRUCTION & ENGINEERING - 4.4%
        231,369  Chicago Bridge & Iron Co., New York Shares               9,079
        678,062  EMCOR Group, Inc.(1)                                    15,060

Small Company - Schedule of Investments
---------------------------------------

MARCH 31, 2008 (UNAUDITED)
      Shares                  ($ In Thousands)                         Value
--------------------------------------------------------------------------------
         85,608  Michael Baker Corp.(1)                               $   1,923
        140,677  Perini Corp.(1)                                          5,096
        297,459  Shaw Group, Inc. (The)(1)                               14,022
                                                                      ---------
                                                                         45,180
                                                                      ---------

CONSUMER FINANCE - 0.2%
        134,473  EZCORP, Inc., Class A(1)                                 1,655
                                                                      ---------

CONTAINERS & PACKAGING - 1.4%
         74,122  Crown Holdings, Inc.(1)                                  1,865
        427,134  Rock-Tenn Co., Class A                                  12,801
                                                                      ---------
                                                                         14,666
                                                                      ---------

DIVERSIFIED FINANCIAL SERVICES - 0.4%
        164,893  Interactive Brokers Group, Inc., Class A(1)              4,233
                                                                      ---------

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
        195,407  CenturyTel, Inc.                                         6,495
        501,843  Cincinnati Bell, Inc.(1)                                 2,138
         18,760  NTELOS Holdings Corp.                                      454
        150,853  Premiere Global Services, Inc.(1)                        2,163
                                                                      ---------
                                                                         11,250
                                                                      ---------

ELECTRIC UTILITIES - 1.1%
        541,850  El Paso Electric Co.(1)                                 11,579
                                                                      ---------

ELECTRICAL EQUIPMENT - 1.8%
         46,685  Acuity Brands, Inc.                                      2,005
        811,644  GrafTech International Ltd.(1)                          13,157
        118,549  Superior Essex, Inc.(1)                                  3,334
                                                                      ---------
                                                                         18,496
                                                                      ---------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.6%
         51,516  Anixter International, Inc.(1)                           3,299
         41,018  Brightpoint, Inc.(1)                                       343
      1,207,184  Celestica, Inc.(1)                                       8,112
        151,267  Dolby Laboratories, Inc., Class A(1)                     5,485
          8,378  FARO Technologies, Inc.(1)                                 261
        179,469  FLIR Systems, Inc.(1)                                    5,400
        251,992  Insight Enterprises, Inc.(1)                             4,410
        127,533  LoJack Corp.(1)                                          1,612
        491,673  Methode Electronics, Inc.                                5,748
         39,552  Plexus Corp.(1)                                          1,110
         95,729  ScanSource, Inc.(1)                                      3,464
        265,874  Trimble Navigation Ltd.(1)                               7,601
                                                                      ---------
                                                                         46,845
                                                                      ---------

ENERGY EQUIPMENT & SERVICES - 3.6%
         60,360  Atwood Oceanics, Inc.(1)                                 5,536
         56,014  Core Laboratories NV(1)                                  6,682
        135,517  Dril-Quip, Inc.(1)                                       6,297
        194,335  Helix Energy Solutions Group, Inc.(1)                    6,122
        117,184  Oceaneering International, Inc.(1)                       7,383
        129,014  Trico Marine Services, Inc.(1)                           5,028
                                                                      ---------
                                                                         37,048
                                                                      ---------

FOOD & STAPLES RETAILING - 0.1%
         36,906  Spartan Stores, Inc.                                       769
                                                                      ---------

Small Company - Schedule of Investments
---------------------------------------

MARCH 31, 2008 (UNAUDITED)
      Shares                  ($ In Thousands)                         Value
--------------------------------------------------------------------------------
FOOD PRODUCTS - 2.2%
        940,561  Darling International, Inc.(1)                      $   12,180
        127,065  Flowers Foods, Inc.                                      3,145
        109,369  Fresh Del Monte Produce, Inc.(1)                         3,981
         62,469  Ralcorp Holdings, Inc.(1)                                3,633
                                                                     ----------
                                                                         22,939
                                                                     ----------

GAS UTILITIES - 2.2%
         98,548  Atmos Energy Corp.                                       2,513
         41,847  National Fuel Gas Co.                                    1,975
        151,122  Northwest Natural Gas Co.                                6,565
        171,857  Southern Union Co.                                       3,999
        303,839  UGI Corp.                                                7,572
                                                                     ----------
                                                                         22,624
                                                                     ----------

HEALTH CARE EQUIPMENT & SUPPLIES - 3.7%
         84,685  Analogic Corp.                                           5,635
        124,219  CONMED Corp.(1)                                          3,185
          9,466  Exactech, Inc.(1)                                          238
        130,280  Idexx Laboratories, Inc.(1)                              6,418
        129,434  Invacare Corp.                                           2,884
        109,631  Kinetic Concepts, Inc.(1)                                5,068
        127,798  Mettler Toledo International, Inc.(1)                   12,412
         99,914  Synovis Life Technologies, Inc.(1)                       1,567
                                                                     ----------
                                                                         37,407
                                                                     ----------

HEALTH CARE PROVIDERS & SERVICES - 4.5%
         23,267  Air Methods Corp.(1)                                     1,125
        150,649  AMERIGROUP Corp.(1)                                      4,117
        546,884  Apria Healthcare Group, Inc.(1)                         10,801
        227,643  Molina Healthcare, Inc.(1)(2)                            5,559
        330,068  Owens & Minor, Inc.                                     12,985
        106,043  Pediatrix Medical Group, Inc.(1)                         7,147
        110,076  WellCare Health Plans, Inc.(1)                           4,288
                                                                     ----------
                                                                         46,022
                                                                     ----------

HOTELS, RESTAURANTS & LEISURE - 1.6%
        268,458  AFC Enterprises, Inc.(1)                                 2,413
         67,598  Bally Technologies, Inc.(1)                              2,321
         29,646  Bob Evans Farms, Inc.                                      818
        110,800  Burger King Holdings, Inc.                               3,065
         39,486  CEC Entertainment, Inc.(1)                               1,140
         34,422  Chipotle Mexican Grill, Inc., Class A(1)(2)              3,905
         66,219  Choice Hotels International, Inc.                        2,259
         19,630  Jack in the Box, Inc.(1)                                   527
          1,804  Red Robin Gourmet Burgers, Inc.(1)                          68
                                                                     ----------
                                                                         16,516
                                                                     ----------

HOUSEHOLD DURABLES - 1.4%
         33,377  Avatar Holdings, Inc.(1)(2)                              1,455
        120,476  Blyth, Inc.                                              2,376
         32,674  Helen of Troy Ltd.(1)                                      548
        247,727  Tupperware Brands Corp.                                  9,582
                                                                     ----------
                                                                         13,961
                                                                     ----------

Small Company - Schedule of Investments
---------------------------------------

MARCH 31, 2008 (UNAUDITED)
      Shares                  ($ In Thousands)                         Value
--------------------------------------------------------------------------------
INSURANCE - 4.1%
         62,884  Allied World Assurance Co. Holdings Ltd.            $    2,497
        196,965  American Financial Group, Inc.                           5,034
         36,221  American Safety Insurance Holdings Ltd.(1)                 619
         33,154  Amerisafe, Inc.(1)                                         419
        455,703  Aspen Insurance Holdings Ltd.                           12,021
         86,826  Endurance Specialty Holdings Ltd.                        3,178
        108,698  Max Capital Group Ltd.                                   2,847
          8,651  Navigators Group, Inc. (The)(1)                            471
        214,619  Reinsurance Group of America, Inc.                      11,684
        121,339  Selective Insurance Group, Inc.                          2,898
                                                                     ----------
                                                                         41,668
                                                                     ----------

INTERNET & CATALOG RETAIL - 1.8%
        220,285  1-800-FLOWERS.COM, Inc., Class A(1)                      1,875
        257,192  FTD Group, Inc.                                          3,451
        232,072  PC Mall, Inc.(1)(2)                                      2,467
         67,430  priceline.com, Inc.(1)(2)                                8,150
        232,356  Systemax, Inc.(2)                                        2,802
                                                                     ----------
                                                                         18,745
                                                                     ----------

INTERNET SOFTWARE & SERVICES - 0.4%
        216,812  Chordiant Software, Inc.(1)                              1,308
         79,404  Open Text Corp.(1)(2)                                    2,486
                                                                     ----------
                                                                          3,794
                                                                     ----------

IT SERVICES - 1.1%
        394,951  Acxiom Corp.                                             4,688
         55,006  CGI Group, Inc., Class A(1)                                583
         67,113  Hewitt Associates, Inc., Class A(1)                      2,669
         35,583  ManTech International Corp., Class A(1)                  1,614
         48,409  MAXIMUS, Inc.                                            1,777
                                                                     ----------
                                                                         11,331
                                                                     ----------

LEISURE EQUIPMENT & PRODUCTS - 1.6%
        209,044  JAKKS Pacific, Inc.(1)                                   5,763
        260,839  Polaris Industries, Inc.(2)                             10,697
                                                                     ----------
                                                                         16,460
                                                                     ----------

LIFE SCIENCES TOOLS & SERVICES - 1.3%
         12,992  Bio-Rad Laboratories, Inc., Class A(1)                   1,155
        157,063  eResearchTechnology, Inc.(1)                             1,951
        115,792  Invitrogen Corp.(1)                                      9,897
                                                                     ----------
                                                                         13,003
                                                                     ----------

MACHINERY - 1.9%
         62,173  Actuant Corp., Class A                                   1,878
         13,284  Axsys Technologies, Inc.(1)                                663
         42,818  EnPro Industries, Inc.(1)                                1,336
         79,566  Mueller Industries, Inc.                                 2,295
        407,836  Robbins & Myers, Inc.                                   13,316
                                                                     ----------
                                                                         19,488
                                                                     ----------

MARINE - 0.7%
        134,409  Kirby Corp.(1)                                           7,661
                                                                     ----------

MEDIA - 1.1%
        275,766  DreamWorks Animation SKG, Inc., Class A(1)(2)            7,109

Small Company - Schedule of Investments
---------------------------------------

MARCH 31, 2008 (UNAUDITED)
      Shares                  ($ In Thousands)                         Value
--------------------------------------------------------------------------------
        368,108  Valassis Communications, Inc.(1)                    $    3,994
                                                                     ----------
                                                                         11,103
                                                                     ----------

METALS & MINING - 1.1%
        162,110  AK Steel Holding Corp.                                   8,822
        217,458  Hecla Mining Co.(1)(2)                                   2,427
                                                                     ----------
                                                                         11,249
                                                                     ----------

MULTILINE RETAIL - 1.0%
        269,790  Big Lots, Inc.(1)                                        6,016
        163,355  Dollar Tree, Inc.(1)                                     4,507
                                                                     ----------
                                                                         10,523
                                                                     ----------

OIL, GAS & CONSUMABLE FUELS - 3.9%
         47,309  Bois d'Arc Energy, Inc.(1)                               1,016
         28,603  Frontier Oil Corp.                                         780
         46,828  Holly Corp.                                              2,033
        169,427  Massey Energy Co.                                        6,184
        295,198  Stone Energy Corp.(1)                                   15,442
         68,508  Tesoro Corp.                                             2,055
        364,561  W&T Offshore, Inc.                                      12,435
                                                                     ----------
                                                                         39,945
                                                                     ----------

PAPER & FOREST PRODUCTS - 0.8%
        683,982  Buckeye Technologies, Inc.(1)                            7,633
                                                                     ----------

PHARMACEUTICALS - 2.5%
        539,753  King Pharmaceuticals, Inc.(1)                            4,696
        221,340  Perrigo Co.                                              8,351
         62,198  ViroPharma, Inc.(1)(2)                                     556
        560,951  VIVUS, Inc.(1)(2)                                        3,383
        310,036  Watson Pharmaceuticals, Inc.(1)                          9,090
                                                                     ----------
                                                                         26,076
                                                                     ----------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.7%
         17,340  Agree Realty Corp.                                         476
         15,226  Education Realty Trust, Inc.                               191
        251,813  Equity Lifestyle Properties, Inc.                       12,432
         55,267  Essex Property Trust, Inc.                               6,299
        357,179  Extra Space Storage, Inc.                                5,783
        298,086  Gramercy Capital Corp.(2)                                6,239
         17,341  Lexington Realty Trust                                     250
        202,929  Senior Housing Properties Trust                          4,809
        231,093  Taubman Centers, Inc.                                   12,040
                                                                     ----------
                                                                         48,519
                                                                     ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
         11,992  Jones Lang LaSalle,  Inc.                                  928
                                                                     ----------

ROAD & RAIL - 1.5%
         62,207  Arkansas Best Corp.(2)                                   1,982
         91,588  Con-way, Inc.                                            4,532
        136,399  Landstar System, Inc.                                    7,114
         65,089  Old Dominion Freight Line, Inc.(1)                       2,072
                                                                     ----------
                                                                         15,700
                                                                     ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
        288,284  Amkor Technology, Inc.(1)                                3,085
        158,486  ASM International NV(2)                                  2,937

Small Company - Schedule of Investments
---------------------------------------

MARCH 31, 2008 (UNAUDITED)
      Shares                  ($ In Thousands)                         Value
--------------------------------------------------------------------------------
         64,400  OmniVision Technologies, Inc.(1)(2)                 $    1,083
        118,984  Pericom Semiconductor Corp.(1)                           1,747
        107,174  Sigma Designs, Inc.(1)(2)                                2,429
        563,664  Skyworks Solutions, Inc.(1)(2)                           4,103
        218,977  Standard Microsystems Corp.(1)                           6,390
        161,487  Varian Semiconductor Equipment Associates, Inc.(1)       4,546
                                                                     ----------
                                                                         26,320
                                                                     ----------

SOFTWARE - 4.6%
        171,514  ANSYS, Inc.(1)                                           5,921
         35,373  FactSet Research Systems, Inc.                           1,905
        123,076  JDA Software Group, Inc.(1)                              2,246
        181,168  MICROS Systems, Inc.(1)                                  6,098
        101,336  Radiant Systems, Inc.(1)                                 1,416
          4,172  Solera Holdings, Inc.(1)                                   102
        236,810  SPSS, Inc.(1)                                            9,183
        481,298  Sybase, Inc.(1)                                         12,658
        324,964  Synopsys, Inc.(1)                                        7,380
                                                                     ----------
                                                                         46,909
                                                                     ----------

SPECIALTY RETAIL - 2.4%
         89,243  America's Car-Mart, Inc.(1)                              1,124
        367,381  Gymboree Corp.(1)                                       14,651
         89,714  J. Crew Group, Inc.(1)                                   3,963
        109,453  Jos. A. Bank Clothiers, Inc.(1)(2)                       2,244
        133,691  Rent-A-Center, Inc., Class A(1)                          2,453
                                                                     ----------
                                                                         24,435
                                                                     ----------

TEXTILES, APPAREL & LUXURY GOODS - 2.2%
        324,559  Fossil, Inc.(1)                                          9,912
        107,184  Maidenform Brands, Inc.(1)                               1,744
         54,555  Movado Group, Inc.                                       1,063
        101,171  Perry Ellis International, Inc.(1)                       2,209
        192,122  Warnaco Group, Inc. (The)(1)                             7,577
                                                                     ----------
                                                                         22,505
                                                                     ----------

THRIFTS & MORTGAGE FINANCE(3)
         12,734  Charter Financial Corp.                                    406
                                                                     ----------

TRADING COMPANIES & DISTRIBUTORS - 0.2%
         43,731  WESCO International, Inc.(1)                             1,596
                                                                     ----------

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
        625,235  Syniverse Holdings, Inc.(1)                             10,417
                                                                     ----------

TOTAL COMMON STOCKS
(Cost $1,048,674)                                                     1,017,945
                                                                     ----------

Small Company - Schedule of Investments
---------------------------------------

MARCH 31, 2008 (UNAUDITED)
      Shares                  ($ In Thousands)                         Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.0%
--------------------------------------------------------------------------------

Repurchase Agreement, Bank of America Securities,
LLC, (collateralized by various U.S. Treasury
obligations, 2.00%, 4/15/12, valued at $10,328),
in a joint trading account at 1.20%, dated
3/31/08, due 4/1/08 (Delivery value $10,100) (Cost
$10,100)                                                             $   10,100
                                                                     ----------

TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(4) -- 5.6%
--------------------------------------------------------------------------------

Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.30%, dated 3/31/08, due 4/1/08 (Delivery
value $15,893)                                                           15,892

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $10,266)                                                 10,265

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.25%, dated 3/31/08, due 4/1/08
(Delivery value $16,001)                                                 16,000

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.15%, dated 3/31/08, due 4/1/08 (Delivery
value $15,047)                                                           15,046
                                                                     ----------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $57,203)                                                           57,203
                                                                     ----------

TOTAL INVESTMENT SECURITIES -- 106.1%
(Cost $1,115,977)                                                     1,085,248
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- (6.1)%                                  (62,321)
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $1,022,927
                                                                     ==========

Notes to Schedule of Investments
--------------------------------------------------------------------------------

(1)   Non-income producing.
(2)   Security, or a portion thereof, was on loan as of March 31, 2008. The aggregate value of securities on loan at March 31, 2008 was $56,390 (in thousands).
(3)   Industry is less than 0.05% of total net assets.
(4)   Investments represents purchases made by the lending agent with cash collateral received through securities lending transactions.

Small Company - Schedule of Investments
---------------------------------------

MARCH 31, 2008 (UNAUDITED)
                                ($ In Thousands)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $  1,117,811
                                                        ============
Gross tax appreciation of investments                   $     90,569
Gross tax depreciation of investments                       (123,132)
                                                        ------------
Net tax appreciation (depreciation) of investments      $    (32,563)
                                                        ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                                Global Gold Fund

                                 March 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Global Gold - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                                                            Value
--------------------------------------------------------------------------------

COMMON STOCKS & WARRANTS -- 98.7%
--------------------------------------------------------------------------------
AUSTRALIA - 15.1%
          1,628,500  Avoca Resources Ltd.(1)(2)                  $    3,181,412
          2,954,100  Bendigo Mining Ltd.(1)(2)                          789,398
          3,391,000  Citigold Corp. Ltd.(2)                           1,068,875
            166,666  Croesus Mining NL(2)                                    --
            766,000  Dominion Mining Ltd.                             2,403,697
            773,250  Equigold NL(1)                                   3,271,002
            565,000  Independence Group NL(1)                         4,138,551
          2,005,000  Jabiru Metals Ltd.(1)(2)                         1,176,671
            974,202  Kingsgate Consolidated Ltd.(1)(2)                3,952,647
         12,808,408  Lihir Gold Ltd.(2)                              40,902,978
            172,200  Moto Goldmines Ltd.(2)                             761,643
          2,332,375  Newcrest Mining Ltd.(1)                         71,270,615
          4,055,408  Oxiana Ltd.(1)                                  11,844,799
         12,439,600  Pan Australian Resources Ltd.(1)(2)             11,860,721
            677,711  Resolute Mining Ltd.(2)                          1,273,047
          1,200,000  Sino Gold Mining Ltd.(1)(2)                      8,219,655
          6,984,900  St Barbara Ltd.(1)(2)                            5,520,234
          1,253,700  Western Areas NL(1)(2)                           6,785,268
                                                                 --------------
                                                                    178,421,213
                                                                 --------------

CANADA - 59.7%
            171,127  Agnico-Eagle Mines Ltd.                         11,606,860
            697,200  Agnico-Eagle Mines Ltd. (NYSE)                  47,207,412
            497,900  Alamos Gold, Inc.(2)                             2,910,419
            568,400  Apollo Gold Corp.(2)                               354,402
            221,100  Aquiline Resources, Inc.(1)(2)                   1,914,929
          1,532,500  Aurelian Resources, Inc.(1)(2)                  13,750,621
          2,250,800  Aurizon Mines Ltd.(2)                           10,613,154
            396,900  Banro Corp.(2)                                   3,251,916
          2,503,112  Barrick Gold Corp.                             108,760,225
          2,743,600  Centerra Gold, Inc.(1)(2)                       35,977,258
          3,507,400  Crystallex International Corp.(2)                7,961,656
            325,000  Detour Gold Corp.(2)                             5,540,942
          4,214,400  Eldorado Gold Corp.(2)                          29,069,075
            150,700  European Goldfields Ltd.(2)                        786,937
          1,295,700  Gabriel Resources Ltd.(1)(2)                     2,133,307
            821,600  Gammon Gold, Inc.(2)                             6,315,382
            347,300  GBS Gold International, Inc.(2)                    507,526
            708,100  Gold Eagle Mines Ltd.(2)                         6,277,666
          1,202,900  Gold Reserve, Inc.(1)(2)                         5,545,369
          2,962,592  Goldcorp, Inc.(1)                              115,132,539
             70,100  Goldcorp, Inc. (NYSE)                            2,716,375
          2,280,500  Golden Star Resources Ltd.(1)(2)                 7,953,812
          1,173,200  Great Basin Gold Ltd.(1)(2)                      4,251,843
          2,065,000  High River Gold Mines Ltd.(1)(2)                 5,291,003
          3,570,255  IAMGOLD Corp.                                   26,469,522
            552,700  International Minerals Corp.(2)                  3,446,130
            233,600  International Royalty Corp.                      1,156,109
            240,000  Ivanhoe Mines Ltd.(2)                            2,501,827

Global Gold - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                                                            Value
--------------------------------------------------------------------------------
          1,647,100  Jaguar Mining, Inc.(2)                      $   17,490,759
          1,228,200  Jinshan Gold Mines, Inc.(2)                      3,254,619
          3,282,904  Kinross Gold Corp.                              73,241,287
            375,957  Kinross Gold Corp. (NYSE)                        8,312,409
            483,800  Kirkland Lake Gold, Inc.(1)(2)                   4,251,426
            720,800  Metallica Resources, Inc.(1)(2)                  4,248,468
            606,100  Minefinders Corp. Ltd.(1)(2)                     7,381,022
          1,502,800  Nevsun Resources Ltd.(2)                         2,591,413
          2,000,000  North American Tungsten Corp.(2)                 2,338,156
          2,291,800  Northgate Minerals Corp.(2)                      7,301,073
            647,500  Novagold Resources, Inc.(1)(2)                   4,992,225
          1,253,300  Orezone Resources, Inc.(2)                       1,831,507
            913,010  Premier Gold Mines Ltd.(2)                       1,645,544
            344,300  Red Back Mining, Inc.(2)                         2,347,996
          2,000,000  SEMAFO, Inc.(2)                                  2,455,064
          1,263,000  Silvercorp Metals, Inc.                         10,089,727
            378,500  Southwestern Resources Corp.(2)                    188,061
            312,200  Tanzanian Royalty Exploration Corp.(1)(2)        1,803,640
            821,200  Taseko Mines Ltd.(2)                             4,168,203
          4,785,323  Yamana Gold, Inc.                               70,187,854
            486,500  Yamana Gold, Inc. Warrants(2)                    3,009,669
          1,871,090  Yukon-Nevada Gold Corp.(1)(2)                    3,208,260
                                                                 --------------
                                                                    705,742,598
                                                                 --------------

PERU - 1.0%
            168,100  Compania de Minas Buenaventura SA ADR           11,514,850
                                                                 --------------

SOUTH AFRICA - 10.5%
            574,402  AngloGold Ashanti Ltd.(1)                       19,436,175
            821,276  AngloGold Ashanti Ltd. ADR                      27,890,533
            365,415  DRDGOLD Ltd. ADR(1)(2)                           3,581,067
          2,413,810  Gold Fields Ltd.(1)                             33,704,149
            238,700  Gold Fields Ltd. ADR                             3,301,221
          1,918,750  Harmony Gold Mining Co. Ltd.(1)(2)              22,874,457
            782,800  Harmony Gold Mining Co. Ltd. ADR(1)(2)           9,268,352
          6,455,400  Simmer & Jack Mines Ltd.(2)                      4,146,080
                                                                 --------------
                                                                    124,202,034
                                                                 --------------

SWEDEN(3)
            325,900  ScanMining AB(2)                                        --
                                                                 --------------

UNITED KINGDOM - 4.0%
          1,028,500  Randgold Resources Ltd. ADR                     47,660,690
                                                                 --------------

UNITED STATES - 8.4%
          1,851,391  Coeur d'Alene Mines Corp.(1)(2)                  7,479,620
             99,800  Freeport-McMoRan Copper & Gold, Inc.             9,602,756
          1,606,214  Newmont Mining Corp.                            72,761,494
            341,800  Royal Gold, Inc.(1)                             10,312,106
                                                                 --------------
                                                                    100,155,976
                                                                 --------------
TOTAL COMMON STOCKS & WARRANTS
(Cost $554,398,796)                                               1,167,697,361
                                                                 --------------

Global Gold - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
                                                                     Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.0%
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations,
2.375%, 4/15/11, valued at $12,643,302), in a joint trading
account at 1.35%, dated 3/31/08, due 4/1/08 (Delivery value
$12,400,465) (Cost $12,400,000)                                  $   12,400,000
                                                                 --------------
TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(4) -- 10.2%
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Capital, Inc., (collateralized by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.30%, dated 3/31/08,
due 4/1/08 (Delivery value $30,088,556)                              30,086,633

Repurchase Agreement, BNP Paribas Securities Corp., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $29,654,028)                                         29,652,134

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.25%, dated 3/31/08, due 4/1/08
(Delivery value $30,501,906)                                         30,500,000

Repurchase Agreement, Goldman Sachs & Co., (collateralized
by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.15%, dated 3/31/08, due 4/1/08
(Delivery value $30,063,004)                                         30,061,209
                                                                 --------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $120,299,976)                                                 120,299,976
                                                                 --------------

TOTAL INVESTMENT SECURITIES -- 109.9%
(Cost $687,098,772)                                               1,300,397,337
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- (9.9)%                             (117,277,341)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,183,119,996
                                                                 ==============

Notes to Schedule of Investments
--------------------------------------------------------------------------------
ADR     -   American Depositary Receipt
NYSE    -   New York Stock Exchange

(1)   Security, or a portion thereof, was on loan as of March 31, 2008. The aggregate value of securities on loan at March 31, 2008, was $112,672,590.

(2)   Non-income producing.

(3)   Category is less than 0.05% of total net assets.

(4)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of March 31, 2008, securities with an aggregate value of $257,820,432, which represented 21.8% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

Global Gold - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $    697,715,920
                                                        ================
Gross tax appreciation of investments                   $    644,700,736
Gross tax depreciation of investments                        (42,019,319)
                                                        ----------------
Net tax appreciation (depreciation) of investments      $    602,681,417
                                                        ================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                                 Utilities Fund

                                 March 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Utilities - Schedule of Investments
-----------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                                                              Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.8%
        195,000  Nokia Oyj ADR                                     $  6,206,850
        289,700  Sierra Wireless, Inc.(1)(2)                          4,620,715
                                                                   ------------
                                                                     10,827,565
                                                                   ------------

DIVERSIFIED METALS & MINING - 1.4%
        448,100  Macarthur Coal Ltd. ORD (1)                          5,373,893
                                                                   ------------

ELECTRIC UTILITIES - 26.7%
        184,040  American Electric Power Co., Inc.                    7,661,585
        299,804  Duke Energy Corp.                                    5,351,501
        281,300  Edison International                                13,789,326
          3,300  EDP- Energias de Portugal SA ADR                       200,795
        761,900  EDP- Energias de Portugal SA ORD                     4,617,012
         66,300  Entergy Corp.                                        7,232,004
        171,200  Exelon Corp.                                        13,913,424
        150,000  FirstEnergy Corp.                                   10,293,000
        154,400  FPL Group, Inc.                                      9,687,056
          1,410  Iberdrola SA ADR                                        87,761
        322,988  Iberdrola SA ORD                                     5,005,961
        198,700  Portland General Electric Co.                        4,480,685
        224,700  PPL Corp.                                           10,318,224
        172,700  Southern Co.                                         6,149,847
        165,200  Westar Energy, Inc.                                  3,761,604
                                                                   ------------
                                                                    102,549,785
                                                                   ------------

GAS UTILITIES - 13.3%
        180,200  AGL Resources, Inc.                                  6,184,464
        170,600  Energen Corp.                                       10,628,380
        118,800  National Fuel Gas Co.                                5,608,548
        146,300  Nicor, Inc.                                          4,902,513
         88,300  Northwest Natural Gas Co.                            3,835,752
        234,100  ONEOK, Inc.                                         10,447,883
         71,100  Questar Corp.                                        4,021,416
        214,900  UGI Corp.                                            5,355,309
                                                                   ------------
                                                                     50,984,265
                                                                   ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 8.0%
        192,400  Constellation Energy Group, Inc.                    16,983,148
         69,900  Huaneng Power International, Inc. ADR(1)             2,134,746
         76,200  Mirant Corp.(2)                                      2,772,918
        228,100  NRG Energy, Inc.(2)                                  8,893,619
                                                                   ------------
                                                                     30,784,431
                                                                   ------------

INTEGRATED TELECOMMUNICATION SERVICES - 16.3%
        486,516  AT&T, Inc.                                          18,633,563
        178,380  Citizens Communications Co.                          1,871,206
         60,367  Embarq Corp.                                         2,420,717
        271,200  Koninklijke KPN NV ORD                               4,590,416
        791,900  Qwest Communications International, Inc.(1)          3,587,307
        107,100  Telefonica SA ADR(1)                                 9,265,221

Utilities - Schedule of Investments
-----------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares/Principal Amount                                             Value
--------------------------------------------------------------------------------
        220,800  Telefonos de Mexico SAB de CV ADR(1)              $  8,302,080
        384,699  Verizon Communications, Inc.                        14,022,278
                                                                   ------------
                                                                     62,692,788
                                                                   ------------

MULTI-UTILITIES - 24.6%
        113,400  Alliant Energy Corp.                                 3,970,134
        529,100  CenterPoint Energy, Inc.                             7,550,257
        161,300  Consolidated Edison, Inc.                            6,403,610
        170,912  Dominion Resources, Inc.                             6,980,046
         70,700  DTE Energy Co.                                       2,749,523
        173,100  MDU Resources Group, Inc.                            4,249,605
          4,387  National Grid plc ADR                                  306,783
        412,948  National Grid plc ORD                                5,662,458
        178,442  NSTAR                                                5,429,990
        298,000  PG&E Corp.                                          10,972,360
        299,200  Public Service Enterprise Group, Inc.               12,024,848
        149,100  Puget Energy, Inc.                                   3,857,217
        333,100  Sempra Energy                                       17,747,568
         66,400  Wisconsin Energy Corp.                               2,920,936
        187,600  Xcel Energy, Inc.                                    3,742,621
                                                                   ------------
                                                                     94,567,956
                                                                   ------------

OIL & GAS REFINING & MARKETING - 0.5%
         40,800  Valero Energy Corp.                                  2,003,688
                                                                   ------------

OIL & GAS STORAGE & TRANSPORTATION - 0.8%
         87,400  Williams Cos., Inc. (The)                            2,882,452
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES - 3.5%
         68,100  America Movil SAB de CV ADR                          4,337,289
         64,400  American Tower Corp., Class A(2)                     2,525,124
         27,900  China Mobile Ltd. ADR                                2,092,779
        254,042  Sprint Nextel Corp.                                  1,699,541
         66,300  Telephone & Data Systems, Inc.                       2,603,601
                                                                   ------------
                                                                     13,258,334
                                                                   ------------
TOTAL COMMON STOCKS
(Cost $297,186,444)                                                 375,925,157
                                                                   ============
TEMPORARY CASH INVESTMENTS -- 1.9%
--------------------------------------------------------------------------------
     $7,500,000  FNMA Discount Notes, 1.35%, 4/1/08(3)
                 (Cost $7,500,000)                                    7,500,000
                                                                   ------------
TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(4) -- 3.9%
--------------------------------------------------------------------------------

Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.30%, dated 3/31/08, due 4/1/08 (Delivery
value $4,003,864)                                                     4,003,608

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $3,600,230)                                           3,600,000

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.25%, dated 3/31/08, due 4/1/08
(Delivery value $3,600,225)                                           3,600,000

Utilities - Schedule of Investments
-----------------------------------

MARCH 31, 2008 (UNAUDITED)                                            Value
--------------------------------------------------------------------------------

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.15%, dated 3/31/08, due 4/1/08 (Delivery
value $3,600,215)                                                  $  3,600,000
                                                                   ------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $14,803,608)                                                   14,803,608
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 103.7%
(Cost $319,490,052)                                                 398,228,765
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (3.7)%                              (14,278,597)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $383,950,168
                                                                   ============

Notes to Schedule of Investments
--------------------------------------------------------------------------------
ADR   -   American Depositary Receipt
FNMA  -   Federal National Mortgage Association
ORD   -   Foreign Ordinary Share

(1)   Security, or a portion thereof, was on loan as of March 31, 2008. The aggregate value of securities on loan at March 31, 2008, was $14,306,562.
(2)   Non-income producing.
(3)   The rate indicated is the yield to maturity at purchase.
(4)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of March 31, 2008, securities with an aggregate value of $25,249,740, which represented 6.6% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

Utilities - Schedule of Investments

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $  320,251,402
                                                        ==============
Gross tax appreciation of investments                   $   93,541,542
Gross tax depreciation of investments                      (15,564,179)
                                                        --------------
Net tax appreciation (depreciation) of investments      $   77,977,363
                                                        ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         AMERICAN CENTURY INVESTMENTS(R)

                          QUARTERLY PORTFOLIO HOLDINGS

                             LONG-SHORT EQUITY FUND

                                 MARCH 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS(1) - 97.2%
AEROSPACE & DEFENSE - 1.6%
            24,162  Boeing Co.                                    $    1,796,928
            38,238  Cubic Corp.                                        1,087,106
             4,526  Lockheed Martin Corp.                                449,432
                57  Raytheon Co.                                           3,683
                                                                 ---------------
                                                                       3,337,149
                                                                 ---------------
AIRLINES - 0.7%
            73,958  Continental Airlines, Inc. Cl B(2)                 1,422,212
                                                                 ---------------
AUTO COMPONENTS - 1.7%
            15,702  American Axle & Manufacturing
                    Holdings, Inc.                                       321,891
            20,261  Cooper Tire & Rubber Co.                             303,307
            79,940  Lear Corp.(2)                                      2,071,245
             9,990  Magna International Inc. Cl A                        720,779
                                                                 ---------------
                                                                       3,417,222
                                                                 ---------------
AUTOMOBILES - 0.3%
           111,191  Ford Motor Co.(2)                                    636,013
                                                                 ---------------
BEVERAGES - 0.1%
             6,126  Coca-Cola Enterprises Inc.                           148,249
                                                                 ---------------
BIOTECHNOLOGY - 2.0%
             7,228  Amgen Inc.(2)                                        301,986
            31,141  Cephalon, Inc.(2)                                  2,005,481
            27,265  Cubist Pharmaceuticals Inc.(2)                       502,221
            16,937  Martek Biosciences Corp.(2)                          517,764
            11,901  OSI Pharmaceuticals Inc.(2)                          444,978
            20,501  Regeneron
                    Pharmaceuticals Inc.(2)                              393,414
                                                                 ---------------
                                                                       4,165,844
                                                                 ---------------
BUILDING PRODUCTS - 1.3%
            59,459  Armstrong World Industries, Inc.                   2,120,308
            14,154  Lennox International Inc.                            509,119
                                                                 ---------------
                                                                       2,629,427
                                                                 ---------------
CAPITAL MARKETS - 2.4%
            46,710  Federated Investors Inc. Cl B                      1,829,164
            66,488  Knight Capital Group, Inc. Cl A(2)                 1,079,765
               729  Northern Trust Corp.                                  48,457
            25,354  State Street Corp.                                 2,002,965
                                                                 ---------------
                                                                       4,960,351
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CHEMICALS - 2.5%
            38,390  Celanese Corp., Series A                           1,499,130
             7,703  CF Industries Holdings, Inc.                         798,185
               183  H.B. Fuller Co.                                        3,735
            12,628  Lubrizol Corp.                                       700,980
            27,991  Methanex Corp.                                       732,524
            39,438  Terra Industries Inc.(2)                           1,401,232
                                                                 ---------------
                                                                       5,135,786
                                                                 ---------------
COMMERCIAL BANKS - 0.1%
             5,576  SVB Financial Group(2)                               243,337
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.9%
            13,088  Administaff, Inc.                                    309,008
            36,044  Allied Waste Industries Inc.(2)                      389,636
            57,540  Herman Miller Inc.                                 1,413,757
            22,188  HNI Corp.                                            596,635
            12,961  Manpower Inc.                                        729,186
            29,992  PHH Corp.(2)                                         522,761
             4,622  R.R. Donnelley & Sons Company                        140,093
             5,469  Steelcase Inc. Cl A                                   60,487
            31,834  Watson Wyatt Worldwide, Inc.
                    Cl A                                               1,806,579
                                                                 ---------------
                                                                       5,968,142
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.8%
            20,049  Blue Coat Systems, Inc.(2)                           441,880
            24,629  CommScope, Inc.(2)                                   857,828
            12,925  Comtech
                    Telecommunications Corp.(2)                          504,075
           145,356  JDS Uniphase Corp.(2)                              1,946,317
                                                                 ---------------
                                                                       3,750,100
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.8%
            44,118  Emulex Corp.(2)                                      716,476
            64,786  Lexmark International, Inc. Cl A(2)                1,990,225
           119,717  QLogic Corp.(2)                                    1,837,656
            56,308  Seagate Technology                                 1,179,090
            29,771  Sun Microsystems, Inc.(2)                            462,344
            60,627  Western Digital Corp.(2)                           1,639,354
                                                                 ---------------
                                                                       7,825,145
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 4.0%
            40,900  Chicago Bridge & Iron Company
                    New York Shares                                    1,604,916
            90,201  EMCOR Group Inc.(2)                                2,003,365
             9,340  Fluor Corp.                                        1,318,434
            47,566  Perini Corp.(2)                                    1,723,316
            31,970  Shaw Group Inc. (The)(2)                           1,507,066
                                                                 ---------------
                                                                       8,157,097
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 1.3%
             7,092  Capital One Financial Corp.                          349,068
            63,154  Cash America International, Inc.                   2,298,806
                                                                 ---------------
                                                                       2,647,874
                                                                 ---------------
CONTAINERS & PACKAGING - 2.3%
             2,476  Greif, Inc. Cl A                                     168,195
            42,039  Owens-Illinois Inc.(2)                             2,372,261
            72,525  Rock-Tenn Co. Cl A                                 2,173,574
                                                                 ---------------
                                                                       4,714,030
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.2%
             7,370  DeVry Inc.                                           308,361
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.4%
            68,453  Interactive Brokers Group, Inc.
                    Cl A(2)                                            1,757,189
            23,414  JPMorgan Chase & Co.                               1,005,631
                                                                 ---------------
                                                                       2,762,820
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.7%
             9,542  CenturyTel Inc.                                      317,176
             6,334  Premiere Global Services Inc.(2)                      90,830
           213,793  Qwest Communications
                    International Inc.                                   968,482
                                                                 ---------------
                                                                       1,376,488
                                                                 ---------------
ELECTRIC UTILITIES - 0.1%
             2,231  Edison International                                 109,364
             9,114  El Paso Electric Co.(2)                              194,766
                                                                 ---------------
                                                                         304,130
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.5%
            35,268  Acuity Brands Inc.                                 1,514,761
            92,491  GrafTech International Ltd.(2)                     1,499,279
                                                                 ---------------
                                                                       3,014,040
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.6%
            18,339  Avnet, Inc.(2)                                       600,235
           316,732  Celestica Inc.(2)                                  2,128,439
            17,725  Dolby Laboratories Inc. Cl A(2)                      642,709
            53,141  Tyco Electronics Ltd.                              1,823,799
                                                                 ---------------
                                                                       5,195,182
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.7%
            11,641  Dresser-Rand Group Inc.(2)                           357,961

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             1,796  FMC Technologies Inc.(2)                             102,174
           108,046  Global Industries Ltd.(2)                          1,738,460
            20,078  National Oilwell Varco, Inc.(2)                    1,172,154
                                                                 ---------------
                                                                       3,370,749
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
            11,199  BJ's Wholesale Club Inc.(2)                          399,692
            12,450  Casey's General Stores, Inc.                         281,370
                                                                 ---------------
                                                                         681,062
                                                                 ---------------
FOOD PRODUCTS - 0.8%
            60,876  Flowers Foods Inc.                                 1,506,681
               884  J.M. Smucker Co. (The)                                44,739
                                                                 ---------------
                                                                       1,551,420
                                                                 ---------------
GAS UTILITIES - 0.4%
            19,133  Northwest Natural Gas Co.                            831,138
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
            12,928  Analogic Corp.                                       860,229
            22,276  Baxter International Inc.                          1,287,998
               233  Becton, Dickinson & Co.                               20,003
            36,032  Kinetic Concepts Inc.(2)                           1,665,760
            12,242  Mettler-Toledo
                    International, Inc.(2)                             1,188,943
            16,345  Sirona Dental Systems, Inc.(2)                       440,825
                                                                 ---------------
                                                                       5,463,758
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.9%
            15,548  AMERIGROUP Corp.(2)                                  424,927
           105,235  Apria Healthcare Group Inc.(2)                     2,078,391
            20,028  Centene Corp.(2)                                     279,190
            29,031  Health Net Inc.(2)                                   894,155
            34,433  Molina Healthcare Inc.(2)                            840,854
            33,073  Owens & Minor Inc.                                 1,301,092
            52,093  WellCare Health Plans Inc.(2)                      2,029,022
                                                                 ---------------
                                                                       7,847,631
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.2%
            23,948  IMS Health Inc.                                      503,147
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
             2,875  Bally Technologies, Inc.(2)                           98,728
             1,447  Bob Evans Farms, Inc.                                 39,923
            52,053  Choice Hotels International Inc.                   1,775,527
                                                                 ---------------
                                                                       1,914,178
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 3.5%
            47,935  American Greetings Corp. Cl A                        889,194
            47,435  Blyth, Inc.                                          935,418
               122  Newell Rubbermaid Inc.                                 2,790
             3,711  NVR, Inc.(2)                                       2,217,323
            32,270  Snap-on Inc.                                       1,640,930
            35,381  Tupperware Brands Corp.                            1,368,537
                                                                 ---------------
                                                                       7,054,192
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.0%
            85,124  Reliant Energy, Inc.(2)                            2,013,183
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.5%
            20,355  McDermott International, Inc.(2)                   1,115,861
                                                                 ---------------
INSURANCE - 3.7%
             2,951  Ace, Ltd.                                            162,482
             4,714  American Financial Group, Inc.                       120,490
            30,289  Arch Capital Group Ltd.(2)                         2,079,947
            71,806  Aspen Insurance Holdings Ltd.                      1,894,242
            27,861  Axis Capital Holdings Ltd.                           946,717
            48,323  Max Capital Group Ltd.                             1,265,579
            15,055  Nationwide Financial Services Cl A                   711,800
             5,995  Navigators Group Inc.(2)                             326,128
             1,359  Platinum Underwriters
                    Holdings, Ltd.                                        44,113
               382  Reinsurance Group
                    of America, Inc.                                      20,796
                                                                 ---------------
                                                                       7,572,294
                                                                 ---------------
INTERNET & CATALOG RETAIL - 2.2%
             6,135  Amazon.com, Inc.(2)                                  437,426
            78,791  NetFlix, Inc.(2)                                   2,730,107
            10,523  priceline.com Inc.(2)                              1,271,810
                                                                 ---------------
                                                                       4,439,343
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.5%
             3,309  Open Text Corp.(2)                                   103,605
            93,664  United Online, Inc.                                  989,092
                                                                 ---------------
                                                                       1,092,697
                                                                 ---------------
IT SERVICES - 5.5%
            57,891  Accenture Ltd. Cl A                                2,036,026
            15,547  Alliance Data Systems Corp.(2)                       738,638
            23,178  Computer Sciences Corp.(2)                           945,431
             3,160  GAMCO Investors Inc. Cl A                            159,138
            49,499  Hewitt Associates Inc. Cl A(2)                     1,968,575
            15,451  International Business
                    Machines Corp.                                     1,779,028
            17,056  MAXIMUS, Inc.                                        626,126
            50,481  Metavante Technologies Inc.(2)                     1,009,115

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            12,713  Total System Services Inc.                           300,790
             6,618  Visa Inc. Cl A(2)                                    412,698
            50,246  Western Union Co. (The)                            1,068,732
                                                                 ---------------
                                                                      11,044,297
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.2%
             2,410  Eastman Kodak Co.                                     42,585
            57,455  Hasbro, Inc.                                       1,602,994
            20,167  Polaris Industries Inc.                              827,049
                                                                 ---------------
                                                                       2,472,628
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.3%
            76,458  CGI Group, Inc. Cl A(2)                              810,455
            21,413  Invitrogen Corp.(2)                                1,830,169
                                                                 ---------------
                                                                       2,640,624
                                                                 ---------------
MACHINERY - 1.3%
            19,052  Actuant Corp. Cl A                                   575,561
             5,692  AGCO Corp.(2)                                        340,837
            13,814  Gardner Denver Inc.(2)                               512,499
            37,144  Robbins & Myers Inc.                               1,212,752
                                                                 ---------------
                                                                       2,641,649
                                                                 ---------------
MEDIA - 1.1%
            15,078  DISH Network Corp. Cl A(2)                           433,191
            57,876  Scholastic Corp.(2)                                1,751,906
                                                                 ---------------
                                                                       2,185,097
                                                                 ---------------
METALS & MINING - 1.5%
            43,020  AK Steel Holding Corp.                             2,341,148
             4,712  Freeport-McMoRan Copper &
                    Gold, Inc.                                           453,389
            17,179  Hecla Mining Co.(2)                                  191,718
                                                                 ---------------
                                                                       2,986,255
                                                                 ---------------
MULTILINE RETAIL - 2.1%
            95,080  Big Lots, Inc.(2)                                  2,120,283
            78,551  Family Dollar Stores, Inc.                         1,531,745
            23,743  Macy's Inc.                                          547,514
                                                                 ---------------
                                                                       4,199,542
                                                                 ---------------
OFFICE ELECTRONICS - 0.3%
            46,076  Xerox Corp.                                          689,758
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 6.0%
            35,479  Cimarex Energy Co.                                 1,942,120
            23,129  ConocoPhillips                                     1,762,661
             8,219  Delek US Holdings Inc.                               104,135
             4,663  EnCana Corp.                                         353,222
            23,128  Exxon Mobil Corp.                                  1,956,166
            23,836  Frontier Oil Corp.                                   649,769
            42,422  Stone Energy Corp.(2)                              2,219,096
            12,313  Sunoco, Inc.                                         646,063
             8,906  Tesoro Corp.                                         267,180
            61,822  W&T Offshore Inc.                                  2,108,748
                                                                 ---------------
                                                                      12,009,160
                                                                 ---------------
PHARMACEUTICALS - 1.2%
             5,158  Forest Laboratories, Inc.(2)                         206,372
               227  King Pharmaceuticals, Inc.(2)                          1,975
            12,571  Medicis Pharmaceutical Corp. Cl A                    247,523
             7,899  Perrigo Co.                                          298,029
            57,692  Watson Pharmaceuticals, Inc.(2)                    1,691,529
                                                                 ---------------
                                                                       2,445,428
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 1.1%
             1,495  General Growth Properties, Inc.                       57,064
               220  PS Business Parks, Inc.                               11,418
             2,956  Public Storage Inc.                                  261,961
             3,011  Saul Centers Inc.                                    151,273
            34,507  Taubman Centers Inc.                               1,797,814
                                                                 ---------------
                                                                       2,279,530
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.6%
            16,869  Jones Lang LaSalle Inc.                            1,304,648
                                                                 ---------------
ROAD & RAIL - 0.9%
            37,844  Con-way Inc.                                       1,872,521
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 5.2%
           187,968  Amkor Technology Inc.(2)                           2,011,258
             5,835  Applied Materials, Inc.                              113,841
            64,063  ASM International N.V.                             1,187,087
            52,503  Entegris, Inc.(2)                                    377,497
            25,532  Fairchild Semiconductor
                    International, Inc.(2)                               304,341
           109,530  National Semiconductor Corp.                       2,006,590
            45,918  NVIDIA Corp.(2)                                      908,717
            35,234  Semtech Corp.(2)                                     504,903
            33,153  Skyworks Solutions, Inc.(2)                          241,354
            15,995  Texas Instruments Inc.                               452,179
            84,023  Xilinx, Inc.                                       1,995,546

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            32,987  Zoran Corp.(2)                                       450,602
                                                                 ---------------
                                                                      10,553,915
                                                                 ---------------
SOFTWARE - 2.1%
            29,818  Adobe Systems Inc.(2)                              1,061,223
            14,839  Aspen Technology, Inc.(2)                            189,197
            48,820  BMC Software Inc.(2)                               1,587,626
             4,533  Salesforce.com Inc.(2)                               262,325
            51,459  Synopsys, Inc.(2)                                  1,168,634
                                                                 ---------------
                                                                       4,269,005
                                                                 ---------------
SPECIALTY RETAIL - 5.4%
             2,519  AutoZone, Inc.(2)                                    286,738
            42,391  Barnes & Noble Inc.                                1,299,284
            17,602  Buckle Inc. (The)                                    787,337
             9,760  GameStop Corp. Cl A(2)                               504,690
           101,018  Gap, Inc. (The)                                    1,988,034
            37,138  Gymboree Corp.(2)                                  1,481,063
            84,110  RadioShack Corp.                                   1,366,788
           119,971  Rent-A-Center Inc.(2)                              2,201,468
            28,924  TJX Companies, Inc. (The)                            956,517
                                                                 ---------------
                                                                      10,871,919
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
            10,638  Fossil Inc.(2)                                       324,885
            18,584  Iconix Brand Group, Inc.(2)                          322,432
               835  Polo Ralph Lauren Corp.                               48,672
               883  VF Corp.                                              68,441
             8,965  Warnaco Group Inc. (The)(2)                          353,580
             2,570  Wolverine World Wide, Inc.                            74,556
                                                                 ---------------
                                                                       1,192,566
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.5%
            37,764  Northwest Bancorp Inc.                             1,032,090
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.7%
            40,163  Rogers Communications Inc. Cl B                    1,442,655
           117,947  Syniverse Holdings, Inc.(2)                        1,964,997
             1,329  United States Cellular Corp.(2)                       73,095
                                                                 ---------------
                                                                       3,480,747
                                                                 ---------------
TOTAL COMMON STOCKS                                                  197,741,031
(Cost $202,190,402)                                              ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                                VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 2.9%
        $5,976,000  FNMA Discount Notes,
                    1.35%, 4/1/08(3)                                   5,976,000
                                                                 ---------------
(Cost $5,976,000)

TOTAL INVESTMENT SECURITIES - 100.1%                                 203,717,031
                                                                 ---------------
(Cost $208,166,402)

TOTAL SECURITIES SOLD SHORT - (96.4)%                              (196,206,939)
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 96.3%                                 195,938,882
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  203,448,974
                                                                 ===============

SECURITIES SOLD SHORT - (96.4)%
AEROSPACE & DEFENSE - (3.6)%
          (25,011)  AAR Corp.                                     $    (682,050)
          (28,096)  CAE Inc.                                           (317,766)
           (2,313)  Ceradyne Inc.                                       (73,923)
          (89,651)  DynCorp International Inc. Cl A                  (1,495,379)
           (9,867)  Hexcel Corp.                                       (188,558)
          (34,906)  Moog Inc. Cl A                                   (1,473,382)
          (69,243)  Spirit AeroSystems Holdings Inc.
                    Cl A                                             (1,535,810)
          (27,164)  Triumph Group, Inc.                              (1,546,447)
                                                                 ---------------
                                                                     (7,313,315)
                                                                 ---------------
AUTO COMPONENTS - (0.8)%
          (54,564)  Goodyear Tire & Rubber Co. (The)                 (1,407,751)
           (5,852)  Tenneco Inc.                                       (163,505)
                                                                 ---------------
                                                                     (1,571,256)
                                                                 ---------------
AUTOMOBILES - (0.2)%
          (18,441)  Winnebago Industries, Inc.                         (311,653)
                                                                 ---------------
BEVERAGES - (0.1)%
           (3,018)  Hansen Natural Corp.                               (106,535)
                                                                 ---------------
BIOTECHNOLOGY - (2.9)%
           (8,745)  Alexion Pharmaceuticals Inc.                       (518,578)
          (11,435)  Alkermes, Inc.                                     (135,849)
          (35,730)  Amylin Pharmaceuticals, Inc.                     (1,043,673)
          (20,427)  Cepheid                                            (498,215)
          (10,444)  ImClone Systems Inc.                               (443,034)
          (93,533)  Medarex, Inc.                                      (827,767)
          (17,704)  Onyx Pharmaceuticals, Inc.                         (513,947)
          (25,366)  Savient Pharmaceuticals Inc.                       (507,320)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
          (23,870)  Theravance Inc.                                    (251,351)
          (26,514)  Vertex Pharmaceuticals Inc.                        (633,419)
          (47,231)  ZymoGenetics, Inc.                                 (462,864)
                                                                 ---------------
                                                                     (5,836,017)
                                                                 ---------------
BUILDING PRODUCTS - (1.5)%
          (87,863)  Owens Corning Inc.                               (1,592,956)
          (40,142)  USG Corp.                                        (1,478,029)
                                                                 ---------------
                                                                     (3,070,985)
                                                                 ---------------
CAPITAL MARKETS - (1.7)%
          (60,589)  Allied Capital Corp.                             (1,116,655)
          (30,614)  American Capital Strategies Ltd.                 (1,045,774)
          (76,617)  Jefferies Group, Inc.                            (1,235,832)
           (5,847)  TD Ameritrade Holding Corp.                         (96,535)
                                                                 ---------------
                                                                     (3,494,796)
                                                                 ---------------
CHEMICALS - (2.5)%
          (12,710)  Ashland Inc.                                       (601,183)
           (1,682)  Eastman Chemical Co.                               (105,040)
          (71,218)  Valspar Corp.                                    (1,412,965)
          (81,077)  Westlake Chemical Corp.                          (1,058,055)
          (68,476)  Zoltek Companies., Inc.                          (1,815,984)
                                                                 ---------------
                                                                     (4,993,227)
                                                                 ---------------
COMMERCIAL BANKS - (1.4)%
          (14,593)  Canadian Imperial Bank
                    of Commerce                                        (939,789)
           (7,848)  Citizens Republic Bancorp, Inc.                     (97,551)
          (38,783)  Huntington Bancshares Inc.                         (416,917)
           (2,535)  Investors Bancorp, Inc.                             (38,913)
          (43,390)  MB Financial, Inc.                               (1,335,544)
                                                                 ---------------
                                                                     (2,828,714)
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - (2.6)%
          (42,398)  American Reprographics Co.                         (629,186)
             (290)  Corrections Corp. of America                         (7,982)
          (56,037)  Geo Group Inc. (The)                             (1,593,692)
          (21,331)  Huron Consulting Group Inc.                        (886,303)
          (16,943)  Mine Safety Appliances Company                     (697,882)
          (42,329)  Pitney Bowes, Inc.                               (1,482,362)
             (536)  Resources Connection, Inc.                           (9,578)
                                                                 ---------------
                                                                     (5,306,985)
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - (1.3)%
         (101,193)  Aruba Networks, Inc.                               (527,215)
          (28,109)  Loral Space &
                    Communications Inc.                                (670,119)
         (194,108)  Sonus Networks Inc.                                (667,732)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
         (127,722)  Tellabs, Inc.                                      (696,085)
                                                                 ---------------
                                                                     (2,561,151)
                                                                 ---------------
COMPUTERS & PERIPHERALS - (0.2)%
           (1,403)  NCR Corp.                                           (32,031)
          (17,622)  Synaptics Inc.                                     (420,813)
                                                                 ---------------
                                                                       (452,844)
                                                                 ---------------
CONSTRUCTION MATERIALS - (1.6)%
           (4,900)  Martin Marietta Materials, Inc.                    (521,066)
          (28,508)  Texas Industries Inc.                            (1,713,616)
          (15,240)  Vulcan Materials Co.                             (1,011,936)
                                                                 ---------------
                                                                     (3,246,618)
                                                                 ---------------
CONSUMER FINANCE - (0.5)%
          (62,292)  SLM Corporation                                    (956,182)
                                                                 ---------------
CONTAINERS & PACKAGING(4)
           (3,605)  Bemis Co., Inc.                                     (91,675)
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - (1.0)%
           (7,211)  Capella Education Co.                              (393,721)
          (67,079)  H&R Block, Inc.                                  (1,392,560)
          (21,654)  Jackson Hewitt Tax Service Inc.                    (248,371)
                                                                 ---------------
                                                                     (2,034,652)
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - (1.9)%
          (50,150)  Cbeyond, Inc.                                      (942,318)
          (13,925)  Cogent Communications
                    Group, Inc.                                        (254,967)
          (67,898)  Global Crossing Ltd.                             (1,029,334)
         (165,160)  IDT Corp. Cl B                                     (639,169)
         (467,714)  Level 3 Communications, Inc.                       (991,554)
                                                                 ---------------
                                                                     (3,857,342)
                                                                 ---------------
ELECTRIC UTILITIES - (0.6)%
          (39,696)  IDACORP, Inc.                                    (1,274,639)
                                                                 ---------------
ELECTRICAL EQUIPMENT - (1.1)%
             (779)  American Superconductor Corp.                       (18,065)
          (56,090)  Evergreen Solar Inc.                               (519,954)
          (34,147)  Franklin Electric Co., Inc.                      (1,166,803)
           (6,964)  SunPower Corp. Cl A                                (518,888)
                                                                 ---------------
                                                                     (2,223,710)
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - (2.6)%
          (70,165)  Daktronics Inc.                                  (1,256,655)
          (61,355)  Echelon Corp.                                      (828,292)
          (98,302)  Ingram Micro Inc. Cl A                           (1,556,121)
          (67,974)  IPG Photonics Corp.                              (1,066,512)
          (26,473)  L-1 Indentity Solutions, Inc.                      (352,091)
          (13,030)  Molex Inc.                                         (301,775)
                                                                 ---------------
                                                                     (5,361,446)
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - (3.4)%
          (21,892)  Baker Hughes Inc.                                (1,499,602)
           (3,001)  Cameron International Corp.                        (124,962)
           (4,322)  CARBO Ceramics Inc.                                (173,312)
           (2,100)  Helix Energy Solutions Group, Inc.                  (66,150)
           (3,630)  Lufkin Industries Inc.                             (231,667)
          (50,117)  Nabors Industries Ltd.                           (1,692,451)
           (6,460)  Parker Drilling Co.                                 (41,731)
         (124,838)  RPC, Inc.                                        (1,896,289)
          (79,421)  TETRA Technologies, Inc.                         (1,258,029)
                                                                 ---------------
                                                                     (6,984,193)
                                                                 ---------------
FOOD & STAPLES RETAILING - (2.1)%
          (24,592)  Great Atlantic & Pacific Tea Co.
                    (The)                                              (644,802)
         (135,945)  Rite Aid Corp.                                     (399,678)
          (90,790)  United Natural Foods Inc.                        (1,698,681)
          (46,114)  Whole Foods Market, Inc.                         (1,520,379)
                                                                 ---------------
                                                                     (4,263,540)
                                                                 ---------------
FOOD PRODUCTS - (1.0)%
           (5,107)  Bunge Ltd.                                         (443,696)
           (3,259)  Pilgrim's Pride Corp.                               (65,930)
          (59,149)  Smithfield Foods Inc.                            (1,523,678)
                                                                 ---------------
                                                                     (2,033,304)
                                                                 ---------------
GAS UTILITIES(4)
           (1,063)  Southwest Gas Corp.                                 (29,720)
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - (3.0)%
          (43,470)  Cooper Companies, Inc. (The)                     (1,496,672)
          (23,017)  Hillenbrand Industries, Inc.                     (1,100,213)
          (31,581)  Integra LifeSciences
                    Holdings Corp.                                   (1,372,826)
          (11,665)  Inverness Medical Innovations, Inc.                (351,116)
          (16,286)  NuVasive, Inc.                                     (562,030)
           (8,438)  ResMed Inc.                                        (355,915)
          (65,704)  Thoratec Corp.                                     (938,910)
                                                                 ---------------
                                                                     (6,177,682)
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - (3.8)%
          (45,218)  Brookdale Senior Living Inc.                     (1,080,710)
          (22,734)  Cardinal Health, Inc.                            (1,193,762)
           (7,190)  Coventry Health Care Inc.                          (290,116)
          (17,300)  Emergency Medical Services Corp.
                    Cl A                                               (427,137)
          (66,761)  Emeritus Corp.                                   (1,392,634)
             (802)  Health Management
                    Associates, Inc. Cl A                                (4,244)
           (4,057)  Kindred Healthcare Inc.                             (88,727)
           (5,510)  LifePoint Hospitals Inc.                           (151,360)
          (60,521)  Omnicare, Inc.                                   (1,099,061)
          (17,854)  Psychiatric Solutions, Inc.                        (605,608)
          (26,713)  Universal Health Services, Inc.
                    Cl B                                             (1,434,221)
             (829)  VCA Antech Inc.                                     (22,673)
                                                                 ---------------
                                                                     (7,790,253)
                                                                 ---------------
HEALTH CARE TECHNOLOGY - (1.3)%
          (90,724)  Allscripts Healthcare
                    Solutions, Inc.                                    (936,272)
          (79,980)  Omnicell Inc.                                    (1,607,598)
                                                                 ---------------
                                                                     (2,543,870)
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - (2.7)%
          (73,635)  Cheesecake Factory Inc.                          (1,604,507)
          (50,241)  Gaylord Entertainment Co.                        (1,521,800)
          (48,240)  Life Time Fitness Inc.                           (1,505,570)
          (25,600)  Royal Caribbean Cruises Ltd.                       (842,240)
                                                                 ---------------
                                                                     (5,474,117)
                                                                 ---------------
HOUSEHOLD DURABLES - (0.3)%
           (5,551)  Garmin Ltd.                                        (299,810)
          (24,441)  Tempur-Pedic International Inc.                    (268,851)
                                                                 ---------------
                                                                       (568,661)
                                                                 ---------------
INSURANCE - (6.5)%
          (91,787)  Conseco Inc.                                       (936,227)
           (2,488)  First American Financial Corp.
                    (The)                                               (84,443)
          (10,781)  Infinity Property & Casualty Corp.                 (448,490)
          (38,437)  IPC Holdings, Ltd.                               (1,076,236)
          (50,074)  Marsh & McLennan
                    Companies, Inc.                                  (1,219,302)
          (27,600)  Mercury General Corp.                            (1,222,956)
          (93,533)  Montpelier Re Holdings Ltd.                      (1,501,205)
          (49,129)  Old Republic International Corp.                   (634,255)
          (45,587)  Progressive Corp. (The)                            (732,583)
          (39,208)  Protective Life Corp.                            (1,590,276)
          (13,109)  Stancorp Financial Group Inc.                      (625,430)
          (12,001)  State Auto Financial Corp.                         (349,589)
              (40)  United Fire & Casualty Co.                           (1,497)
           (2,690)  White Mountains Insurance
                    Group Ltd.                                       (1,291,200)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
          (43,599)  Zenith National Insurance Corp.                  (1,563,460)
                                                                 ---------------
                                                                    (13,277,149)
                                                                 ---------------
INTERNET & CATALOG RETAIL - (0.6)%
         (199,298)  Coldwater Creek Inc.                             (1,006,455)
          (13,936)  GSI Commerce, Inc.                                 (183,258)
                                                                 ---------------
                                                                     (1,189,713)
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - (2.1)%
         (137,238)  CNET Networks Inc.                                 (974,390)
          (31,352)  EarthLink Inc.                                     (236,707)
          (24,378)  Equinix Inc.                                     (1,620,893)
         (199,167)  RealNetworks Inc.                                (1,141,227)
          (23,039)  SAVVIS Inc.                                        (374,845)
                                                                 ---------------
                                                                     (4,348,062)
                                                                 ---------------
IT SERVICES - (2.3)%
          (23,413)  Broadridge Financial
                    Solutions, Inc.                                    (412,069)
          (26,469)  Euronet Worldwide Inc.                             (509,793)
          (60,891)  Iron Mountain Incorporated                       (1,609,958)
         (117,720)  Isilon Systems Inc.                                (574,474)
          (53,384)  Wright Express Corp.                             (1,640,490)
                                                                 ---------------
                                                                     (4,746,784)
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - (1.5)%
          (68,371)  Affymetrix Inc.                                  (1,190,339)
          (12,204)  AMAG Pharmaceuticals, Inc.                         (493,408)
          (17,590)  Covance Inc.                                     (1,459,442)
                                                                 ---------------
                                                                     (3,143,189)
                                                                 ---------------
MACHINERY - (3.0)%
          (33,531)  Albany International Corp.                       (1,211,810)
             (704)  Cummins Inc.                                        (32,962)
          (11,889)  ESCO Technologies Inc.                             (472,231)
          (28,157)  Graco Inc.                                       (1,020,973)
          (26,011)  Kaydon Corp.                                     (1,142,143)
          (11,419)  Terex Corp.                                        (713,687)
          (47,928)  Timken Co.                                       (1,424,420)
                                                                 ---------------
                                                                     (6,018,226)
                                                                 ---------------
MEDIA - (1.8)%
           (1,074)  Arbitron Inc.                                       (46,355)
         (112,655)  Charter Communications, Inc. Cl A                   (95,982)
          (38,016)  Comcast Corp. Cl A                                 (735,229)
          (42,726)  Lamar Advertising Co. Cl A                       (1,535,145)
          (90,357)  Live Nation Inc.                                 (1,096,030)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           (1,868)  Morningstar, Inc.                                  (114,602)
                                                                 ---------------
                                                                     (3,623,343)
                                                                 ---------------
METALS & MINING - (2.5)%
           (3,275)  AMCOL International Corp.                          (102,278)
             (607)  Harry Winston Diamond Corp.                         (14,514)
          (27,758)  Haynes International Inc.                        (1,523,359)
           (1,377)  Kaiser Aluminum Corp.                               (95,426)
          (42,330)  Natural Resource Partners L.P.                   (1,200,055)
          (10,423)  Silver Standard Resources Inc.                     (316,130)
          (94,929)  Titanium Metals Corp.                            (1,428,681)
          (16,718)  Watts Water Technologies, Inc.
                    Cl A                                               (468,606)
                                                                 ---------------
                                                                     (5,149,049)
                                                                 ---------------
MULTI-UTILITIES - (1.1)%
          (50,924)  Avista Corp.                                       (996,073)
           (1,000)  CMS Energy Corp.                                    (13,541)
          (25,577)  Integrys Energy Group Inc.                       (1,192,911)
                                                                 ---------------
                                                                     (2,202,525)
                                                                 ---------------
MULTILINE RETAIL - (0.5)%
          (29,482)  Nordstrom, Inc.                                    (961,113)
             (646)  Sears Holdings Corp.                                (65,950)
                                                                 ---------------
                                                                     (1,027,063)
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - (6.5)%
          (10,944)  Boardwalk Pipeline Partners, L.P.                  (269,332)
          (12,567)  Cameco Corp.                                       (413,957)
          (32,531)  Enbridge Energy Partners, L.P.
                    Cl A                                             (1,546,849)
           (1,137)  Enbridge Inc.                                       (46,799)
          (11,523)  Energy Transfer Equity, L.P.                       (359,979)
          (43,120)  Enterprise Products Partners L.P.                (1,280,664)
          (61,847)  EXCO Resources, Inc.                             (1,144,169)
          (52,599)  Goodrich Petroleum Corp.                         (1,582,178)
          (60,059)  Linn Energy LLC                                  (1,141,121)
          (16,732)  Newfield Exploration Company                       (884,286)
           (9,859)  Pioneer Natural Resources Co.                      (484,274)
           (7,588)  Regency Energy Partners L.P.                       (202,903)
          (49,735)  Ship Finance International Ltd.                  (1,307,035)
          (19,124)  Ultra Petroleum Corp.                            (1,482,110)
           (4,233)  Venoco, Inc.                                        (49,187)
          (50,668)  Western Refining Inc.                              (682,498)
          (20,685)  World Fuel Services Corp.                          (580,628)
                                                                 ---------------
                                                                    (13,457,969)
                                                                 ---------------
PAPER & FOREST PRODUCTS - (1.5)%
         (164,295)  Louisiana-Pacific Corp.                          (1,508,228)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
          (23,729)  Weyerhaeuser Co.                                 (1,543,334)
                                                                 ---------------
                                                                     (3,051,562)
                                                                 ---------------
PERSONAL PRODUCTS - (0.7)%
          (38,328)  Avon Products, Inc.                              (1,515,489)
                                                                 ---------------
PHARMACEUTICALS - (1.1)%
          (42,738)  APP Pharmaceuticals, Inc.                          (516,275)
          (39,160)  Auxilium Pharmaceuticals, Inc.                   (1,047,138)
          (50,876)  Mylan Inc.                                         (590,162)
                                                                 ---------------
                                                                     (2,153,575)
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - (2.0)%
          (34,499)  Cousins Properties Inc.                            (852,470)
          (39,628)  Douglas Emmett Inc.                                (874,194)
          (45,089)  Equity One, Inc.                                 (1,080,783)
           (6,803)  First Industrial Realty Trust Inc.                 (210,145)
          (37,571)  Healthcare Realty Trust Inc.                       (982,482)
                                                                 ---------------
                                                                     (4,000,074)
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - (1.2)%
          (44,923)  Brookfield Properties Corp.                        (867,463)
          (42,607)  Forest City Enterprises Cl A                     (1,567,938)
                                                                 ---------------
                                                                     (2,435,401)
                                                                 ---------------
ROAD & RAIL - (0.5)%
          (18,140)  AMERCO                                           (1,035,613)
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - (4.1)%
           (3,573)  Advanced Energy Industries, Inc.                    (47,378)
         (156,257)  Advanced Micro Devices, Inc.                       (920,354)
          (69,396)  Altera Corp.                                     (1,278,968)
         (155,970)  Anadigics, Inc.                                  (1,023,163)
          (22,072)  Cypress Semiconductor Corp.                        (521,120)
          (14,886)  Diodes Inc.                                        (326,897)
          (22,413)  Hittite Microwave Corp.                            (838,694)
         (127,391)  Marvell Technology Group Ltd.                    (1,386,014)
         (277,099)  Micron Technology, Inc.                          (1,654,281)
          (19,195)  Microsemi Corp.                                    (437,646)
                                                                 ---------------
                                                                     (8,434,515)
                                                                 ---------------
SOFTWARE - (2.3)%
           (5,528)  Electronic Arts Inc.                               (275,958)
           (4,799)  FactSet Research Systems Inc.                      (258,522)
          (26,298)  Intuit Inc.                                        (710,309)
          (16,625)  Parametric Technology Corp.                        (265,667)
          (19,720)  Synchronoss Technologies, Inc.                     (394,992)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
          (73,343)  THQ Inc.                                         (1,598,877)
          (83,334)  VASCO Data Security
                    International, Inc.                              (1,140,009)
                                                                 ---------------
                                                                     (4,644,334)
                                                                 ---------------
SPECIALTY RETAIL - (4.0)%
          (14,859)  Aaron Rents Inc.                                   (320,063)
          (30,541)  Bed Bath & Beyond Inc.                             (900,959)
          (35,139)  Borders Group Inc.                                 (206,266)
          (38,069)  Cabela's Inc.                                      (539,057)
          (71,607)  CarMax, Inc.                                     (1,390,608)
         (109,496)  Circuit City Stores, Inc.                          (435,794)
          (38,462)  Group 1 Automotive, Inc.                           (903,088)
          (65,165)  Limited Brands, Inc.                             (1,114,321)
          (58,188)  Lowe's Companies, Inc.                           (1,334,833)
           (8,133)  Office Depot, Inc.                                  (89,870)
          (49,976)  Pacific Sunwear of California                      (630,197)
          (12,893)  PetSmart, Inc.                                     (263,533)
                                                                 ---------------
                                                                     (8,128,589)
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - (0.7)%
          (10,890)  Crocs, Inc.                                        (190,248)
          (86,443)  Timberland Co. Cl A                              (1,186,862)
           (4,804)  Volcom, Inc.                                        (97,090)
                                                                 ---------------
                                                                     (1,474,200)
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - (0.7)%
           (1,407)  Brookline Bancorp, Inc.                             (16,152)
          (24,568)  Capitol Federal Financial                          (920,809)
           (1,890)  Downey Financial Corp.                              (34,738)
          (19,685)  Hudson City Bancorp, Inc.                          (348,031)
           (3,516)  NewAlliance Bancshares, Inc.                        (43,106)
                                                                 ---------------
                                                                     (1,362,836)
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - (2.0)%
          (96,777)  Aircastle Ltd.                                   (1,088,741)
           (7,312)  Fastenal Co.                                       (335,841)
          (38,553)  MSC Industrial Direct Co. Cl A                   (1,628,864)
          (25,620)  Watsco Inc.                                      (1,061,180)
                                                                 ---------------
                                                                     (4,114,626)
                                                                 ---------------
WATER UTILITIES - (0.4)%
          (39,648)  Aqua America Inc.                                  (744,589)
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - (1.1)%
          (37,230)  Leap Wireless International, Inc.                (1,734,918)
          (13,671)  NII Holdings, Inc.                                 (434,464)
                                                                 ---------------
                                                                     (2,169,382)
                                                                 ---------------
TOTAL SECURITIES SOLD SHORT - (96.4)%                              (196,206,939)
(Proceeds $224,200,777)                                          ===============

NOTES TO SCHEDULE OF INVESTMENTS
FNMA = Federal National Mortgage Association
(1) Securities are pledged with brokers as collateral for securities sold short.
(2) Non-income producing.
(3) The rate indicated is the yield to maturity at purchase.
(4) Industry is less than 0.05% of total net assets.

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $209,117,849
                                                                 ===============
Gross tax appreciation of investments                              $ 11,789,431
Gross tax depreciation of investments                               (17,190,249)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   (5,400,818)
                                                                 ---------------
Net tax appreciation (depreciation) of securities sold short         20,128,381
                                                                 ---------------
Net tax appreciation (depreciation)                                $ 25,662,136
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                         International Core Equity Fund

                                 March 31, 2008

                                                                      [LOGO]
                                                                American Century
                                                                 Investments(R)

International Core Equity - Schedule of Investments
---------------------------------------------------
MARCH 31, 2008 (UNAUDITED)
   Shares                                                              Value
--------------------------------------------------------------------------------

COMMON STOCKS  -- 98.0%
--------------------------------------------------------------------------------
AUSTRALIA - 7.7%
            3,588  Australia & New Zealand Banking Group Ltd.        $   74,231
              850  BHP Billiton Ltd.                                     27,919
            4,459  BlueScope Steel Ltd.                                  40,619
            8,755  Coca-Cola Amatil Ltd.                                 67,991
            1,847  CSL Ltd.                                              62,286
              340  Incitec Pivot Ltd.(1)                                 43,752
            1,602  Leighton Holdings Ltd.(1)                             62,951
           20,482  Macquarie Airports                                    61,217
              877  Newcrest Mining Ltd.                                  26,799
            1,696  Qantas Airways Ltd.                                    6,107
            1,347  Sims Group Ltd.                                       36,860
           11,900  Telstra Corp. Ltd.                                    47,943
            3,629  Westpac Banking Corp.                                 79,064
                                                                     ----------
                                                                        637,739
                                                                     ----------

AUSTRIA - 0.9%
               29  Bank Austria Creditanstalt AG                          6,408
              991  voestalpine AG                                        69,043
                                                                     ----------
                                                                         75,451
                                                                     ----------

BELGIUM - 0.6%
            1,783  Dexia SA                                              50,783
                                                                     ----------

DENMARK - 2.4%
              200  Carlsberg AS, Class B                                 25,579
              100  Dampskibsselskabet Norden AS                          11,133
              440  FLSmidth & Co. AS, B Shares                           43,630
              986  Novo Nordisk AS, B Shares                             67,448
              500  Vestas Wind Systems AS(2)                             54,701
                                                                     ----------
                                                                        202,491
                                                                     ----------

FINLAND - 1.7%
            4,000  Nokia Oyj                                            127,217
              267  Rautaruukki Oyj((2))                                  12,899
                                                                     ----------
                                                                        140,116
                                                                     ----------

FRANCE - 8.6%
              611  Air France-KLM                                        17,200
            1,217  BNP Paribas                                          122,948
              388  Casino Guichard Perrachon SA                          46,546
              310  Compagnie Plastic Omnium                              12,332
            2,640  Credit Agricole SA                                    81,831
            3,390  France Telecom SA                                    113,946
              677  Peugeot SA                                            52,565
              692  Rallye SA                                             43,855
              570  Sanofi-Aventis                                        42,758
            1,600  Suez SA                                              105,090
              390  Technip SA                                            30,174
              193  Total SA                                              14,347
              114  Unibail-Rodamco                                       29,370
                                                                     ----------
                                                                        712,962
                                                                     ----------

International Core Equity - Schedule of Investments
---------------------------------------------------
MARCH 31, 2008 (UNAUDITED)
   Shares                                                              Value
--------------------------------------------------------------------------------
GERMANY - 10.6%
               17  Allianz SE                                        $    3,370
              598  BASF SE                                               80,455
              178  Bayer AG                                              14,253
              857  Daimler AG(1)                                         73,191
              700  Deutsche Bank AG                                      79,173
            1,800  Deutsche Lufthansa AG                                 48,698
              694  E.ON AG                                              128,379
              642  Gildemeister AG                                       16,130
              889  Hannover Rueckversicherung AG                         46,298
              200  Merck KGaA(1)                                         24,651
              341  RWE AG                                                41,881
            1,572  ThyssenKrupp AG                                       89,828
              464  Volkswagen AG                                        134,453
              731  Vossloh AG                                           103,066
                                                                     ----------
                                                                        883,826
                                                                     ----------

GREECE - 0.9%
              325  Alpha Bank AE                                         10,818
            1,040  Coca Cola Hellenic Bottling Co. SA                    48,563
              308  National Bank of Greece SA                            16,348
                                                                     ----------
                                                                         75,729
                                                                     ----------

HONG KONG - 4.2%
            7,500  BOC Hong Kong Holdings Ltd.                           18,037
            1,000  CLP Holdings Ltd.                                      8,258
           16,000  Hang Lung Group Ltd.                                  76,213
            3,600  Hang Seng Bank Ltd.                                   65,600
            5,000  Henderson Land Development Co. Ltd.                   36,101
            2,000  HongKong Electric Holdings                            12,744
           10,000  Industrial & Commercial Bank of China (Asia) Ltd.     24,920
            4,000  Pacific Basin Shipping Ltd.                            6,690
            8,000  Shangri-La Asia Ltd.                                  21,706
            3,000  Sun Hung Kai Properties Ltd.                          47,251
            6,000  Wharf Holdings Ltd.                                   28,524
                                                                     ----------
                                                                        346,044
                                                                     ----------

ITALY - 3.0%
           12,254  A2A SpA                                               45,084
            7,150  Enel SpA                                              75,967
            3,687  ENI SpA                                              125,644
                                                                     ----------
                                                                        246,695
                                                                     ----------

JAPAN - 17.8%
            1,000  Aisin Seiki Co. Ltd.                                  37,472
            1,700  Asahi Breweries Ltd.                                  35,153
            2,000  Capcom Co. Ltd.                                       69,143
            1,600  Daiichi Sankyo Co. Ltd.                               47,321
            1,500  FamilyMart Co. Ltd.                                   54,100
              600  Fuji Machine Manufacturing Co. Ltd.                   12,608
            3,000  Hino Motors Ltd.                                      20,084
            8,000  ITOCHU Corp.                                          79,330
            2,000  Japan Steel Works Ltd. (The)                          34,743
               14  Japan Tobacco, Inc.                                   70,160
            1,000  JGC Corp.                                             15,530

International Core Equity - Schedule of Investments
---------------------------------------------------
MARCH 31, 2008 (UNAUDITED)
   Shares                                                              Value
--------------------------------------------------------------------------------
              500  Kansai Electric Power Co., Inc. (The)(1)          $   12,480
                2  KDDI Corp.                                            12,356
            4,000  Kyowa Hakko Kogyo Co. Ltd.                            38,228
              900  Kyushu Electric Power Co., Inc.                       22,069
            2,000  Marubeni Corp.                                        14,856
            2,500  Mitsubishi Corp.                                      77,000
            1,000  Mitsubishi Materials Corp.                             4,411
            3,800  Mitsubishi UFJ Financial Group, Inc.                  33,059
            2,000  Mitsui O.S.K. Lines Ltd.                              24,664
              100  Nintendo Co. Ltd.                                     51,777
           10,000  Nippon Oil Corp.                                      63,119
            4,000  Nippon Steel Corp.                                    20,567
               12  Nippon Telegraph & Telephone Corp.                    52,174
               10  NTT DoCoMo, Inc.                                      15,177
              700  Sankyo Co. Ltd.                                       41,798
            2,100  Seiko Epson Corp.(1)                                  56,636
            1,500  Shikoku Electric Power Co., Inc.(1)                   44,743
            1,000  Shima Seiki Manufacturing Ltd.(1)                     47,605
            1,000  Sony Corp.                                            39,982
            1,100  Suzuken Co. Ltd.                                      45,439
              200  Takeda Pharmaceutical Co. Ltd.                        10,108
              200  Tohoku Electric Power Co., Inc.(1)                     4,893
           12,000  Toshiba Corp.(1)                                      80,450
            1,900  Toyoda Gosei Co. Ltd.                                 72,571
            2,200  Toyota Boshoku Corp.                                  66,101
              300  Toyota Motor Corp.                                    15,111
            1,000  Trend Micro, Inc.                                     39,764
                                                                     ----------
                                                                      1,482,782
                                                                     ----------

NETHERLANDS - 3.1%
            4,397  AEGON NV                                              64,758
            1,216  Heineken Holding NV                                   61,157
            2,731  ING Groep NV CVA                                     102,073
              600  Koninklijke KPN NV                                    10,156
            1,000  Oce NV                                                17,013
                                                                     ----------
                                                                        255,157
                                                                     ----------

NORWAY - 2.9%
              700  DnB NOR ASA                                           10,664
            1,500  Frontline Ltd.                                        68,635
            2,700  Norsk Hydro ASA                                       39,501
              850  StatoilHydro ASA                                      25,548
            1,500  Veidekke ASA                                          14,805
            1,350  Yara International ASA                                78,428
                                                                     ----------
                                                                        237,581
                                                                     ----------

PEOPLE'S REPUBLIC OF CHINA - 0.9%
            9,000  Parkson Retail Group Ltd.                             76,325
                                                                     ----------

PORTUGAL - 0.1%
              400  Banco Espirito Santo SA                                6,954
                                                                     ----------

SINGAPORE - 3.1%
            2,000  Cosco Corp. (Singapore), Ltd.                          5,411
            7,200  Dairy Farm International Holdings Ltd.                31,824
            1,000  DBS Group Holdings Ltd.                               13,131

International Core Equity - Schedule of Investments
---------------------------------------------------
MARCH 31, 2008 (UNAUDITED)
   Shares                                                              Value
--------------------------------------------------------------------------------
            3,000  Jardine Cycle & Carriage Ltd.                     $   42,849
           10,000  Keppel Corp. Ltd.                                     72,336
           25,000  Neptune Orient Lines Ltd.                             59,442
              500  Singapore Petroleum Co. Ltd.                           2,462
           11,000  Wilmar International Ltd.(2)                          33,611
                                                                     ----------
                                                                        261,066
                                                                     ----------

SPAIN - 4.4%
            6,646  Banco Santander SA                                   132,375
              471  Promotora de Informaciones SA                          7,091
            2,100  Repsol YPF SA(1)                                      72,453
            5,344  Telefonica SA                                        153,506
                                                                     ----------
                                                                        365,425
                                                                     ----------

SWEDEN - 0.3%
            2,700  Peab AB                                               28,794
                                                                     ----------

SWITZERLAND - 8.9%
            2,770  ABB Ltd.                                              74,571
            1,723  Actelion Ltd.(2)                                      93,978
              500  Baloise Holding AG                                    49,721
               30  Bucher Industries AG                                   8,158
            2,115  Credit Suisse Group                                  107,597
              117  Galenica Holding AG                                   38,787
              377  Nestle SA                                            188,409
              151  Roche Holding AG                                      28,423
              255  Swiss Life Holding                                    70,910
              148  Syngenta AG                                           43,335
              100  Zurich Financial Services AG                          31,512
                                                                     ----------
                                                                        735,401
                                                                     ----------

UNITED KINGDOM - 15.9%
            1,094  3i Group plc                                          18,005
            1,350  Anglo American plc                                    81,046
            2,976  Antofagasta plc                                       41,362
            1,243  AstraZeneca plc                                       46,436
            4,467  Aviva plc                                             54,694
              780  BAE Systems plc                                        7,505
            1,118  Barclays plc                                          10,115
              184  BG Group plc                                           4,258
            1,932  BHP Billiton plc                                      57,265
            8,678  BP plc                                                87,802
              723  British American Tobacco plc                          27,111
           17,927  BT Group plc                                          77,225
            5,270  Centrica plc                                          31,168
            1,847  De La Rue plc                                         32,468
              759  GlaxoSmithKline plc                                   16,072
            5,000  HBOS plc                                              55,512
            2,376  HSBC Holdings plc                                     39,104
           31,131  Legal & General Group plc                             78,024
            2,950  Lloyds TSB Group plc                                  26,446
            1,795  National Express Group plc                            35,769

International Core Equity - Schedule of Investments
---------------------------------------------------
MARCH 31, 2008 (UNAUDITED)
   Shares                                                              Value
--------------------------------------------------------------------------------
             22,100  Old Mutual plc                                  $   48,420
              9,494  Royal Bank of Scotland Group plc                    63,478
              4,034  Royal Dutch Shell plc, Class B                     135,685
              1,200  Standard Chartered plc                              40,968
                551  Unilever plc                                        18,576
             48,222  Vodafone Group plc                                 144,287
              8,005  Wm Morrison Supermarkets plc                        43,753
                                                                     ----------
                                                                      1,322,554
                                                                     ----------
TOTAL COMMON STOCKS
(Cost $8,399,493)                                                     8,143,875
                                                                     ----------

TEMPORARY CASH INVESTMENTS -- 1.2%
-------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley & Co., Inc., (collateralized by various U.S. Treasury obligations, 7.875%, 2/15/21, valued at
$102,301), in a joint trading account at 1.30%, dated 3/31/08,
due 4/1/08 (Delivery value $100,004) (Cost $100,000)                    100,000
                                                                     ----------
TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(3) -- 4.8%
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Capital, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $104,210)                                               104,203

Repurchase Agreement, BNP Paribas Securities Corp., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $97,602)                                                 97,596

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.25%, dated 3/31/08, due 4/1/08
(Delivery value $100,006)                                               100,000

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.15%, dated 3/31/08, due 4/1/08
(Delivery value $100,006)                                               100,000
                                                                    -----------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $401,799)                                                         401,799
                                                                    -----------

TOTAL INVESTMENT SECURITIES -- 104.0%
(Cost $8,901,292)                                                     8,645,674
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (4.0)%                                 (335,226)
                                                                    -----------
TOTAL NET ASSETS -- 100.0%                                          $ 8,310,448
                                                                    ===========

International Core Equity - Schedule of Investments
---------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

Market Sector Diversification
--------------------------------------------------------------------------------
(as a % of net assets)
Financials                                     23.5%
Industrials                                    13.2%
Materials                                       9.7%
Consumer Staples                                9.6%
Consumer Discretionary                          8.4%
Energy                                          7.6%
Telecommunication Services                      7.5%
Health Care                                     6.8%
Utilities                                       6.4%
Information Technology                          5.3%
Cash and Equivalents*                           2.0%
*Includes temporary cash investments, securities lending
collateral and other assets and liabilities.

Notes to Schedule of Investments
--------------------------------------------------------------------------------
CVA      -   Certificaten Van Aandelen

(1)   Security, or a portion thereof, was on loan as of March 31, 2008. The aggregate value of securities on loan at March 31, 2008, was $424,036.

(2)   Non-income producing.

(3)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at March 31, 2008, was $443,625.

As of March 31, 2008, securities with an aggregate value of $8,143,873, which represented 98.0% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

International Core Equity - Schedule of Investments
---------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                        $ 8,902,226
                                                       ===========
Gross tax appreciation of investments                  $   563,751
Gross tax depreciation of investments                     (820,303)
                                                       -----------
Net tax appreciation (depreciation) of investments     $  (256,552)
                                                       ===========

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                              NT Equity Growth Fund

                                 March 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

NT Equity Growth - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.9%
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 2.4%
             19,112  Boeing Co.                                    $  1,421,360
             10,721  Lockheed Martin Corp.                            1,064,595
                                                                   ------------
                                                                      2,485,955
                                                                   ------------

AIR FREIGHT & LOGISTICS - 1.0%
              1,257  C.H. Robinson Worldwide, Inc.                       68,381
              2,376  FedEx Corp.                                        220,184
              9,803  United Parcel Service, Inc., Class B               715,815
                                                                   ------------
                                                                      1,004,380
                                                                   ------------

AIRLINES - 0.1%
              8,194  Southwest Airlines Co.                             101,605
              1,928  UAL Corp.                                           41,510
                                                                   ------------
                                                                        143,115
                                                                   ------------

AUTO COMPONENTS - 0.4%
              6,004  Magna International, Inc., Class A                 433,189
                                                                   ------------

AUTOMOBILES(1)
              4,711  Ford Motor Co.(2)                                   26,947
                                                                   ------------

BEVERAGES - 3.8%
             29,761  Anheuser-Busch Cos., Inc.                        1,412,159
              8,300  Coca-Cola Co. (The)                                505,221
             38,711  Coca-Cola Enterprises, Inc.                        936,806
             23,261  Pepsi Bottling Group, Inc.                         788,781
              4,969  PepsiCo, Inc.                                      358,762
                                                                   ------------
                                                                      4,001,729
                                                                   ------------

BIOTECHNOLOGY - 1.8%
             21,796  Amgen, Inc.(2)                                     910,637
              8,507  Cephalon, Inc.(2)                                  547,851
              8,224  Gilead Sciences, Inc.(2)                           423,783
                                                                   ------------
                                                                      1,882,271
                                                                   ------------

BUILDING PRODUCTS - 0.1%
              3,261  Armstrong World Industries, Inc.                   116,287
                                                                   ------------

CAPITAL MARKETS - 3.6%
              3,003  Goldman Sachs Group, Inc. (The)                    496,666
              9,666  Knight Capital Group, Inc., Class A(2)             156,976
             30,037  Morgan Stanley                                   1,372,691
              6,646  Northern Trust Corp.                               441,760
             16,732  State Street Corp.                               1,321,828
                                                                   ------------
                                                                      3,789,921
                                                                   ------------

CHEMICALS - 1.6%
              9,703  Celanese Corp., Series A                           378,902
              1,117  CF Industries Holdings, Inc.                       115,744
              3,573  E.I. du Pont de Nemours & Co.                      167,073
              4,514  Monsanto Co.                                       503,311
              3,841  Mosaic Co. (The)(2)                                394,087
              2,931  Terra Industries, Inc.(2)                          104,138
                                                                   ------------
                                                                      1,663,255
                                                                   ------------

NT Equity Growth - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                                                             Value
-------------------------------------------------------------------------------
COMMERCIAL BANKS - 1.7%
             15,724  Royal Bank of Canada                          $    731,166
             37,213  Wells Fargo & Co.                                1,082,898
                                                                   ------------
                                                                      1,814,064
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES - 0.5%
             15,682  R.R. Donnelley & Sons Co.                          475,321
              1,077  Watson Wyatt Worldwide, Inc., Class A               61,120
                                                                   ------------
                                                                        536,441
                                                                   ------------

COMMUNICATIONS EQUIPMENT - 0.6%
             25,311  Cisco Systems, Inc.(2)                             609,742
                                                                   ------------

COMPUTERS & PERIPHERALS - 4.7%
              7,779  Apple, Inc.(2)                                   1,116,286
             45,927  Hewlett-Packard Co.                              2,097,027
             12,940  Lexmark International, Inc., Class A(2)            397,517
             30,441  Seagate Technology                                 637,435
             25,326  Sun Microsystems, Inc.(2)                          393,313
             10,762  Western Digital Corp.(2)                           291,004
                                                                   ------------
                                                                      4,932,582
                                                                   ------------

CONSTRUCTION & ENGINEERING - 0.7%
              9,130  Chicago Bridge & Iron Co., New York Shares         358,261
                444  EMCOR Group, Inc.(2)                                 9,861
              2,260  Fluor Corp.                                        319,022
                                                                   ------------
                                                                        687,144
                                                                   ------------

CONSUMER FINANCE - 2.5%
             10,976  American Express Co.                               479,871
             20,757  Capital One Financial Corp.                      1,021,659
             68,370  Discover Financial Services                      1,119,217
                                                                   ------------
                                                                      2,620,747
                                                                   ------------

CONTAINERS & PACKAGING - 0.6%
              7,844  Owens-Illinois, Inc.(2)                            442,637
              7,151  Rock-Tenn Co., Class A                             214,315
                                                                   ------------
                                                                        656,952
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - 3.7%
             29,732  Bank of America Corp.                            1,127,140
              9,271  Citigroup, Inc.                                    198,585
             58,252  JPMorgan Chase & Co.                             2,501,923
                                                                   ------------
                                                                      3,827,648
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
             49,882  AT&T, Inc.                                       1,910,481
                554  CenturyTel, Inc.                                    18,415
             16,941  Verizon Communications, Inc.                       617,499
                                                                   ------------
                                                                      2,546,395
                                                                   ------------

ELECTRIC UTILITIES - 2.4%
             13,213  Duke Energy Corp.                                  235,852
              3,261  Edison International                               159,854
             13,593  Entergy Corp.                                    1,482,724
              1,738  Exelon Corp.                                       141,247
              6,979  FPL Group, Inc.                                    437,863
                                                                   ------------
                                                                      2,457,540
                                                                   ------------

NT Equity Growth - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                                                             Value
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.5%
             10,554  Emerson Electric Co.                          $    543,109
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
             35,716  Tyco Electronics Ltd.                            1,225,773
                                                                   ------------

ENERGY EQUIPMENT & SERVICES - 2.7%
              6,672  FMC Technologies, Inc.(2)                          379,570
             11,264  Halliburton Co.                                    443,013
             22,683  National Oilwell Varco, Inc.(2)                  1,324,234
              6,430  Schlumberger Ltd.                                  559,410
                466  Transocean, Inc.(2)                                 63,003
                                                                   ------------
                                                                      2,769,230
                                                                   ------------

FOOD & STAPLES RETAILING - 1.9%
             10,555  Safeway, Inc.                                      309,789
             15,821  SYSCO Corp.                                        459,125
             23,004  Wal-Mart Stores, Inc.                            1,211,851
                                                                   ------------
                                                                      1,980,765
                                                                   ------------

FOOD PRODUCTS - 1.2%
              6,251  Flowers Foods, Inc.                                154,712
             11,813  General Mills, Inc.                                707,363
              9,094  Hormel Foods Corp.                                 378,856
                                                                   ------------
                                                                      1,240,931
                                                                   ------------

GAS UTILITIES - 0.3%
              7,385  ONEOK, Inc.                                        329,593
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
             24,242  Baxter International, Inc.                       1,401,673
             15,958  Becton, Dickinson & Co.                          1,369,994
              1,556  Mettler Toledo International, Inc.(2)              151,119
                                                                   ------------
                                                                      2,922,786
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES - 1.4%
              1,889  AMERIGROUP Corp.(2)                                 51,626
              3,499  Express Scripts, Inc.(2)                           225,056
             12,738  Health Net, Inc.(2)                                392,330
             10,103  Humana, Inc.(2)                                    453,221
              8,901  WellCare Health Plans, Inc.(2)                     346,694
                                                                   ------------
                                                                      1,468,927
                                                                   ------------

HEALTH CARE TECHNOLOGY - 0.1%
              2,529  IMS Health, Inc.                                    53,134
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE - 2.5%
              3,001  Choice Hotels International, Inc.                  102,364
             30,949  McDonald's Corp.                                 1,726,026
             22,141  Yum! Brands, Inc.                                  823,867
                                                                   ------------
                                                                      2,652,257
                                                                   ------------

HOUSEHOLD DURABLES - 0.3%
              6,974  Tupperware Brands Corp.                            269,754
                                                                   ------------

HOUSEHOLD PRODUCTS - 1.8%
              4,586  Colgate-Palmolive Co.                              357,295
             21,037  Procter & Gamble Co. (The)                       1,474,063
                                                                   ------------
                                                                      1,831,358
                                                                   ------------

NT Equity Growth - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                                                             Value
-------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.1%
             48,713  Reliant Energy, Inc.(2)                       $  1,152,063
                                                                   ------------

INDUSTRIAL CONGLOMERATES - 2.8%
             58,512  General Electric Co.                             2,165,529
              3,874  McDermott International, Inc.(2)                   212,373
             12,833  Tyco International Ltd.                            565,293
                                                                   ------------
                                                                      2,943,195
                                                                   ------------

INSURANCE - 3.1%
             10,574  ACE Ltd.                                           582,205
             16,176  Arch Capital Group Ltd.(2)                       1,110,806
              5,604  Aspen Insurance Holdings Ltd.                      147,834
             18,579  Axis Capital Holdings Ltd.                         631,314
              5,799  Travelers Cos., Inc. (The)                         277,482
             21,737  Unum Group                                         478,431
                                                                   ------------
                                                                      3,228,072
                                                                   ------------

INTERNET & CATALOG RETAIL - 0.4%
              5,911  Amazon.com, Inc.(2)                                421,454
                                                                   ------------

INTERNET SOFTWARE & SERVICES - 1.0%
             12,056  eBay, Inc.(2)                                      359,751
              1,642  Google, Inc., Class A(2)                           723,252
                                                                   ------------
                                                                      1,083,003
                                                                   ------------

IT SERVICES - 5.2%
             36,748  Accenture Ltd., Class A                          1,292,427
              2,581  Computer Sciences Corp.(2)                         105,279
             23,555  International Business Machines Corp.            2,712,123
                672  Metavante Technologies, Inc.(2)                     13,433
              3,280  Visa, Inc., Class A(2)                             204,541
             53,680  Western Union Co. (The)                          1,141,774
                                                                   ------------
                                                                      5,469,577
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS - 0.2%
              3,644  Polaris Industries, Inc.(3)                        149,440
                                                                   ------------

LIFE SCIENCES TOOLS & SERVICES - 0.2%
              2,288  Invitrogen Corp.(2)                                195,555
                                                                   ------------

MACHINERY - 2.0%
             10,781  Caterpillar, Inc.                                  844,045
             13,139  Deere & Co.                                      1,056,901
                931  Flowserve Corp.                                     97,178
              1,531  Parker-Hannifin Corp.                              106,052
                                                                   ------------
                                                                      2,104,176
                                                                   ------------

MEDIA - 1.4%
             14,823  Comcast Corp., Class A                             286,677
              8,332  DIRECTV Group, Inc. (The)(2)                       206,550
             19,096  DISH Network Corp., Class A(2)                     548,628
              2,608  Omnicom Group, Inc.                                115,222
              7,642  Viacom, Inc., Class B(2)                           302,776
                                                                   ------------
                                                                      1,459,853
                                                                   ------------

METALS & MINING - 1.1%
              9,217  Freeport-McMoRan Copper & Gold, Inc.               886,860

NT Equity Growth - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                                                             Value
-------------------------------------------------------------------------------
              2,734  Southern Copper Corp.(3)                      $    283,871
                                                                   ------------
                                                                      1,170,731
                                                                   ------------

MULTILINE RETAIL - 0.1%
              6,537  Big Lots, Inc.(2)                                  145,775
                                                                   ------------

MULTI-UTILITIES(1)
                891  Public Service Enterprise Group, Inc.               35,809
                                                                   ------------

OFFICE ELECTRONICS - 0.7%
             49,193  Xerox Corp.                                        736,419
                                                                   ------------

OIL, GAS & CONSUMABLE FUELS - 11.3%
             17,173  Chevron Corp.                                    1,465,887
             29,990  ConocoPhillips                                   2,285,538
             63,479  Exxon Mobil Corp.                                5,369,056
             21,550  Occidental Petroleum Corp.                       1,576,813
              6,521  Stone Energy Corp.(2)                              341,114
              5,511  Sunoco, Inc.                                       289,162
              6,237  Valero Energy Corp.                                306,299
              6,237  W&T Offshore, Inc.                                 212,744
                                                                   ------------
                                                                     11,846,613
                                                                   ------------

PHARMACEUTICALS - 5.3%
             25,277  Eli Lilly & Co.                                  1,304,040
             10,060  Forest Laboratories, Inc.(2)                       402,501
             41,648  Johnson & Johnson                                2,701,706
             39,093  Pfizer, Inc.                                       818,216
             15,140  Sepracor, Inc.(2)                                  295,533
                                                                   ------------
                                                                      5,521,996
                                                                   ------------

ROAD & RAIL - 0.8%
              2,537  Burlington Northern Santa Fe Corp.                 233,962
              3,358  CSX Corp.                                          188,283
              3,206  Norfolk Southern Corp.                             174,150
              2,225  Union Pacific Corp.                                278,971
                                                                   ------------
                                                                        875,366
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
             23,473  Amkor Technology, Inc.(2)                          251,161
              9,150  Intel Corp.                                        193,797
             26,141  National Semiconductor Corp.                       478,903
             26,603  NVIDIA Corp.(2)                                    526,473
             45,083  Texas Instruments, Inc.                          1,274,496
             26,618  Xilinx, Inc.                                       632,178
                                                                   ------------
                                                                      3,357,008
                                                                   ------------

SOFTWARE - 3.8%
             17,745  Adobe Systems, Inc.(2)                             631,544
             66,769  Microsoft Corp.                                  1,894,904
             23,319  Oracle Corp.(2)                                    456,120
             57,363  Symantec Corp.(2)                                  953,373
                                                                   ------------
                                                                      3,935,941
                                                                   ------------

SPECIALTY RETAIL - 3.9%
             11,493  AutoZone, Inc.(2)                                1,308,248
             10,817  Best Buy Co., Inc.                                 448,473
             29,533  Gap, Inc. (The)                                    581,209
             37,315  RadioShack Corp.                                   606,369

NT Equity Growth - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                                                             Value
-------------------------------------------------------------------------------
             34,311  TJX Cos., Inc. (The)                          $  1,134,665
                                                                   ------------
                                                                      4,078,964
                                                                   ------------
TOTAL COMMON STOCKS
(Cost $103,521,389)                                                 103,434,931
                                                                   ------------

TEMPORARY CASH INVESTMENTS -- 1.0%
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley & Co., Inc., (collateralized by various U.S. Treasury obligations, 7.875%, 2/15/21, valued at
$1,023,010), in a joint trading account at 1.30%, dated 3/31/08,
due 4/1/08 (Delivery value $1,000,036) (Cost $1,000,000)              1,000,000
                                                                   ------------
TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(4) -- 0.4%
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Capital, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $118,747)                                               118,739

Repurchase Agreement, BNP Paribas Securities Corp., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $104,804)                                               104,797

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.25%, dated 3/31/08, due 4/1/08
(Delivery value $110,007)                                               110,000

Repurchase Agreement, Goldman Sachs $ Co., (collateralized by various
U.S. Government Agency obligations in a pooled account at the lending agent), 2.15%, dated 3/31/08, due 4/1/08
(Delivery value $110,007)                                               110,000
                                                                   ------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $443,536)                                                         443,536
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 100.3%
(Cost $104,964,925)                                                 104,878,467
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (0.3)%                                 (281,514)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $104,596,953
                                                                   ============

Notes to Schedule of Investments
--------------------------------------------------------------------------------

(1)   Industry is less than 0.05% of total net assets.

(2)   Non-income producing.

(3)   Security, or a portion thereof, was on loan as of March 31, 2008. The aggregate value of securities on loan at March 31, 2008, was $433,312.

(4)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT Equity Growth - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $  105,704,397
                                                        ==============
Gross tax appreciation of investments                   $    6,161,608
Gross tax depreciation of investments                       (6,987,538)
                                                        --------------
Net tax appreciation (depreciation) of investments      $     (825,930)
                                                        ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                              NT Small Company Fund

                                 March 31, 2008
                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

NT Small Company - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.2%
        4,122  Cubic Corp.                                        $    117,188
        3,212  Curtiss-Wright Corp.                                    133,234
        1,344  Esterline Technologies Corp.(1)                          67,697
                                                                  ------------
                                                                       318,119
                                                                  ------------

AIR FREIGHT & LOGISTICS - 0.5%
        1,751  Forward Air Corp.                                        62,056
        2,026  Hub Group, Inc., Class A(1)                              66,635
                                                                  ------------
                                                                       128,691
                                                                  ------------

AIRLINES - 0.3%
        2,733  Continental Airlines, Inc., Class B(1)                   52,556
          888  Republic Airways Holdings, Inc.(1)                       19,234
          253  SkyWest, Inc.                                             5,343
                                                                  ------------
                                                                        77,133
                                                                  ------------

AUTO COMPONENTS - 1.6%
          673  American Axle & Manufacturing Holdings, Inc.             13,796
          516  Autoliv, Inc.                                            25,903
        3,624  Cooper Tire & Rubber Co.                                 54,251
        1,173  Drew Industries, Inc.(1)                                 28,692
        5,020  Lear Corp.(1)                                           130,068
        1,268  Stoneridge, Inc.(1)                                      17,055
        6,746  TRW Automotive Holdings Corp.(1)                        157,654
                                                                  ------------
                                                                       427,419
                                                                  ------------

BIOTECHNOLOGY - 1.5%
          990  Cephalon, Inc.(1)                                        63,756
        2,959  Cubist Pharmaceuticals, Inc.(1)                          54,505
          973  Enzon Pharmaceuticals, Inc.(1)(2)                         8,961
        7,744  Martek Biosciences Corp(1)                              236,734
          961  OSI Pharmaceuticals, Inc.(1)                             35,932
        1,544  Repligen Corp.(1)                                         7,442
                                                                  ------------
                                                                       407,330
                                                                  ------------

BUILDING PRODUCTS - 0.4%
        3,250  Lennox International, Inc.                              116,902
                                                                  ------------

CAPITAL MARKETS - 1.5%
        7,675  Calamos Asset Management, Inc., Class A                 124,949
        1,074  Evercore Partners, Inc., Class A                         19,063
        3,892  Investment Technology Group, Inc.(1)                    179,733
        1,242  Knight Capital Group, Inc., Class A(1)                   20,170
        4,559  SWS Group, Inc.                                          55,757
                                                                  ------------
                                                                       399,672
                                                                  ------------

CHEMICALS - 3.0%
        7,419  Celanese Corp., Series A                                289,712
        1,513  CF Industries Holdings, Inc.                            156,777
        2,071  Koppers Holdings, Inc.                                   91,766
        6,861  Terra Industries, Inc.(1)                               243,771
                                                                  ------------
                                                                       782,026
                                                                  ------------

NT Small Company - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                                                                Value
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 4.8%
        1,421  BancFirst Corp.                                    $     65,053
        6,182  Bank of Hawaii Corp.                                    306,380
          468  Boston Private Financial Holdings, Inc.(2)                4,956
        1,766  City Holding Co.                                         70,463
        2,292  Commerce Bancshares, Inc.                                96,333
        2,756  East West Bancorp, Inc.                                  48,919
        1,143  Financial Institutions, Inc.                             21,660
          358  First Citizens BancShares, Inc., Class A                 49,887
          432  First Financial Bancorp                                   5,810
          190  First Merchants Corp.                                     5,423
        1,352  First Regional Bancorp(1)                                22,173
        1,274  FirstMerit Corp.                                         26,321
          133  Hancock Holding Co.                                       5,589
        9,864  Oriental Financial Group                                194,420
          726  Preferred Bank                                           12,117
        2,003  Prosperity Bancshares, Inc.                              57,406
          247  Southside Bancshares, Inc.                                5,945
        5,652  SVB Financial Group(1)                                  246,653
          532  Temecula Valley Bancorp, Inc.(2)                          5,033
                                                                  ------------
                                                                     1,250,541
                                                                  ------------

COMMERCIAL SERVICES & SUPPLIES - 3.5%
        4,863  COMSYS IT Partners, Inc.(1)                              41,141
        1,003  Deluxe Corp.                                             19,268
        4,867  GeoEye, Inc.(1)                                         126,494
        4,493  Heidrick & Struggles International, Inc.                146,157
        8,152  Knoll, Inc.                                              94,074
          515  PeopleSupport, Inc.(1)                                    4,697
        1,245  School Specialty, Inc.(1)                                39,267
        1,076  Standard Parking Corp.(1)                                22,553
        7,443  Watson Wyatt Worldwide, Inc., Class A                   422,390
                                                                  ------------
                                                                       916,041
                                                                  ------------

COMMUNICATIONS EQUIPMENT - 1.8%
        3,804  Blue Coat Systems, Inc.(1)                               83,840
        5,177  CommScope, Inc.(1)                                      180,315
        3,963  Comtech Telecommunications Corp.(1)                     154,557
        1,868  Sierra Wireless, Inc.(1) (2)                             29,795
        2,795  Soapstone Networks, Inc.                                 20,012
                                                                  ------------
                                                                       468,519
                                                                  ------------

COMPUTERS & PERIPHERALS - 2.2%
       11,366  Emulex Corp.(1)                                         184,584
       16,624  Immersion Corp.(1)                                      118,197
        3,346  Lexmark International, Inc., Class A(1)                 102,789
        1,012  QLogic Corp.(1)                                          15,534
       10,623  Quantum Corp.(1)                                         22,733
           28  Super Micro Computer, Inc.(1)                               234
        4,787  Western Digital Corp.(1)                                129,440
                                                                  ------------
                                                                       573,511
                                                                  ------------

CONSTRUCTION & ENGINEERING - 4.4%
        5,875  Chicago Bridge & Iron Co., New York Shares              230,535

NT Small Company - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                                                                Value
--------------------------------------------------------------------------------
       17,229  EMCOR Group, Inc.(1)                               $    382,656
        2,268  Michael Baker Corp.(1)                                   50,939
        3,571  Perini Corp.(1)                                         129,377
        7,547  Shaw Group, Inc. (The)(1)                               355,796
                                                                  ------------
                                                                     1,149,303
                                                                  ------------

CONSUMER FINANCE - 0.2%
        3,371  EZCORP, Inc., Class A(1)                                 41,497
                                                                  ------------

CONTAINERS & PACKAGING - 1.4%
        1,775  Crown Holdings, Inc.(1)                                  44,659
       10,780  Rock-Tenn Co., Class A                                  323,077
                                                                  ------------
                                                                       367,736
                                                                  ------------

DIVERSIFIED FINANCIAL SERVICES - 0.4%
        4,236  Interactive Brokers Group, Inc., Class A(1)             108,738
                                                                  ------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
        4,976  CenturyTel, Inc.                                        165,402
       13,219  Cincinnati Bell, Inc.(1)                                 56,313
          489  NTELOS Holdings Corp.                                    11,834
        3,676  Premiere Global Services, Inc.(1)                        52,714
                                                                  ------------
                                                                       286,263
                                                                  ------------

ELECTRIC UTILITIES - 1.1%
       13,811  El Paso Electric Co.(1)                                 295,141
                                                                  ------------

ELECTRICAL EQUIPMENT - 1.8%
        1,144  Acuity Brands, Inc.                                      49,135
       20,495  GrafTech International Ltd.(1)                          332,224
        3,028  Superior Essex, Inc.(1)                                  85,147
                                                                  ------------
                                                                       466,506
                                                                  ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.5%
        1,250  Anixter International, Inc.(1)                           80,050
          876  Brightpoint, Inc.(1)                                      7,323
       31,074  Celestica, Inc.(1)                                      208,817
        3,926  Dolby Laboratories, Inc., Class A(1)                    142,357
          174  FARO Technologies, Inc.(1)                                5,425
        4,485  FLIR Systems, Inc.(1)                                   134,954
        6,390  Insight Enterprises, Inc.(1)                            111,825
        3,373  LoJack Corp.(1)                                          42,635
       12,305  Methode Electronics, Inc.                               143,846
          928  Plexus Corp.(1)                                          26,030
        2,389  ScanSource, Inc.(1)                                      86,458
        6,759  Trimble Navigation Ltd.(1)                              193,240
                                                                  ------------
                                                                     1,182,960
                                                                  ------------

ENERGY EQUIPMENT & SERVICES - 3.6%
        1,492  Atwood Oceanics, Inc.(1)                                136,846
        1,405  Core Laboratories NV(1)                                 167,617
        3,504  Dril-Quip, Inc.(1)                                      162,831
        4,866  Helix Energy Solutions Group, Inc.(1)                   153,279
        2,996  Oceaneering International, Inc.(1)                      188,748
        3,217  Trico Marine Services, Inc.(1)                          125,366
                                                                  ------------
                                                                       934,687
                                                                  ------------

NT Small Company - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                                                                Value
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 0.1%
          935  Spartan Stores, Inc.                               $     19,495
                                                                  ------------

FOOD PRODUCTS - 2.2%
       24,007  Darling International, Inc.(1)                          310,891
        3,292  Flowers Foods, Inc.                                      81,477
        2,793  Fresh Del Monte Produce, Inc.(1)                        101,665
        1,621  Ralcorp Holdings, Inc.(1)                                94,261
                                                                  ------------
                                                                       588,294
                                                                  ------------

GAS UTILITIES - 2.2%
        2,291  Atmos Energy Corp.                                       58,420
        1,031  National Fuel Gas Co.                                    48,673
        3,888  Northwest Natural Gas Co.                               168,895
        4,177  Southern Union Co.                                       97,199
        7,631  UGI Corp.                                               190,165
                                                                  ------------
                                                                       563,352
                                                                  ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 3.6%
        2,131  Analogic Corp.                                          141,797
        3,238  CONMED Corp.(1)                                          83,022
          206  Exactech, Inc.(1)                                         5,189
        3,262  Idexx Laboratories, Inc.(1)                             160,686
        3,414  Invacare Corp.                                           76,064
        2,772  Kinetic Concepts, Inc.(1)                               128,150
        3,253  Mettler Toledo International, Inc.(1)                   315,931
        2,468  Synovis Life Technologies, Inc.(1)                       38,698
                                                                  ------------
                                                                       949,537
                                                                  ------------

HEALTH CARE PROVIDERS & SERVICES - 4.5%
          584  Air Methods Corp.(1)                                     28,248
        3,747  AMERIGROUP Corp.(1)                                     102,405
       13,929  Apria Healthcare Group, Inc.(1)                         275,098
        5,916  Molina Healthcare, Inc.(1)(2)                           144,469
        8,432  Owens & Minor, Inc.                                     331,715
        2,664  Pediatrix Medical Group, Inc.(1)                        179,554
        2,889  WellCare Health Plans, Inc.(1)                          112,526
                                                                  ------------
                                                                     1,174,015
                                                                  ------------

HOTELS, RESTAURANTS & LEISURE - 1.6%
        6,800  AFC Enterprises, Inc.(1)                                 61,132
        1,787  Bally Technologies, Inc.(1)                              61,365
          762  Bob Evans Farms, Inc.                                    21,023
        2,836  Burger King Holdings, Inc.                               78,444
          976  CEC Entertainment, Inc.(1)                               28,187
          883  Chipotle Mexican Grill, Inc., Class A(1)(2)             100,159
        1,675  Choice Hotels International, Inc.                        57,134
          418  Jack in the Box, Inc.(1)                                 11,232
                                                                  ------------
                                                                       418,676
                                                                  ------------

HOUSEHOLD DURABLES - 1.4%
          897  Avatar Holdings, Inc.(1)(2)                              39,100
        3,021  Blyth, Inc.                                              59,574
          740  Helen of Troy Ltd.(1)                                    12,410

NT Small Company - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                                                                Value
--------------------------------------------------------------------------------
        6,368  Tupperware Brands Corp.                            $    246,314
                                                                  ------------
                                                                       357,398
                                                                  ------------

INSURANCE - 4.0%
        1,674  Allied World Assurance Co. Holdings Ltd.                 66,458
        5,017  American Financial Group, Inc.                          128,234
          832  American Safety Insurance Holdings Ltd.(1)               14,227
          752  Amerisafe, Inc.(1)                                        9,505
       11,684  Aspen Insurance Holdings Ltd.                           308,224
        2,137  Endurance Specialty Holdings Ltd.                        78,214
        2,760  Max Capital Group Ltd.                                   72,284
          277  Navigators Group, Inc. (The)(1)                          15,069
        5,402  Reinsurance Group of America, Inc.                      294,085
        3,070  Selective Insurance Group, Inc.                          73,312
                                                                  ------------
                                                                     1,059,612
                                                                  ------------

INTERNET & CATALOG RETAIL - 1.8%
        5,619  1-800-FLOWERS.COM, Inc., Class A(1)                      47,818
        6,568  FTD Group, Inc.                                          88,143
        5,805  PC Mall, Inc.(1)(2)                                      61,707
        1,725  priceline.com, Inc.(1)(2)                               208,483
        5,875  Systemax, Inc.(2)                                        70,852
                                                                  ------------
                                                                       477,003
                                                                  ------------

INTERNET SOFTWARE & SERVICES - 0.4%
        5,542  Chordiant Software, Inc.(1)                              33,419
        2,049  Open Text Corp.(1) (2)                                   64,154
                                                                  ------------
                                                                        97,573
                                                                  ------------

IT SERVICES - 1.1%
       10,227  Acxiom Corp.                                            121,394
        1,170  CGI Group, Inc., Class A(1)                              12,402
        1,665  Hewitt Associates, Inc., Class A(1)                      66,217
          930  ManTech International Corp., Class A(1)                  42,185
        1,266  MAXIMUS, Inc.                                            46,475
                                                                  ------------
                                                                       288,673
                                                                  ------------

LEISURE EQUIPMENT & PRODUCTS - 1.6%
        5,305  JAKKS Pacific, Inc.(1)                                  146,259
        6,596  Polaris Industries, Inc.(2)                             270,502
                                                                  ------------
                                                                       416,761
                                                                  ------------

LIFE SCIENCES TOOLS & SERVICES - 1.3%
          331  Bio-Rad Laboratories, Inc., Class A(1)                   29,443
        3,903  eResearchTechnology, Inc.(1)                             48,475
        2,953  Invitrogen Corp.(1)                                     252,393
                                                                  ------------
                                                                       330,311
                                                                  ------------

MACHINERY - 1.9%
        1,608  Actuant Corp., Class A                                   48,578
          395  Axsys Technologies, Inc.(1)                              19,703
        1,124  EnPro Industries, Inc.(1)                                35,057
        2,017  Mueller Industries, Inc.                                 58,190
       10,321  Robbins & Myers, Inc.                                   336,981
                                                                  ------------
                                                                       498,509
                                                                  ------------

NT Small Company - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                                                                Value
--------------------------------------------------------------------------------
MARINE - 0.8%
        3,466  Kirby Corp.(1)                                     $    197,562
                                                                  ------------

MEDIA - 1.1%
        6,930  DreamWorks Animation SKG, Inc., Class A(1)              178,656
        9,319  Valassis Communications, Inc.(1)                        101,111
                                                                  ------------
                                                                       279,767
                                                                  ------------

METALS & MINING - 1.1%
        4,143  AK Steel Holding Corp.                                  225,462
        5,561  Hecla Mining Co.(1)                                      62,061
                                                                  ------------
                                                                       287,523
                                                                  ------------

MULTILINE RETAIL - 1.0%
        6,923  Big Lots, Inc.(1)                                       154,383
        4,079  Dollar Tree, Inc.(1)                                    112,540
                                                                  ------------
                                                                       266,923
                                                                  ------------

OIL, GAS & CONSUMABLE FUELS - 3.9%
        1,305  Bois d'Arc Energy, Inc.(1)                               28,044
          674  Frontier Oil Corp.                                       18,373
        1,181  Holly Corp.                                              51,267
        4,265  Massey Energy Co.                                       155,673
        7,518  Stone Energy Corp.(1)                                   393,267
        1,771  Tesoro Corp.                                             53,130
        9,265  W&T Offshore, Inc.                                      316,029
                                                                  ------------
                                                                     1,015,783
                                                                  ------------

PAPER & FOREST PRODUCTS - 0.7%
       17,494  Buckeye Technologies, Inc.(1)                           195,233
                                                                  ------------

PHARMACEUTICALS - 2.5%
       13,541  King Pharmaceuticals, Inc.(1)                           117,807
        5,589  Perrigo Co.                                             210,873
        1,476  ViroPharma, Inc.(1)                                      13,195
       14,171  VIVUS, Inc.(1)                                           85,451
        7,914  Watson Pharmaceuticals, Inc.(1)                         232,039
                                                                  ------------
                                                                       659,365
                                                                  ------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.7%
          388  Agree Realty Corp.                                       10,651
          386  Education Realty Trust, Inc.                              4,852
        6,477  Equity Lifestyle Properties, Inc.                       319,769
        1,392  Essex Property Trust, Inc.                              158,660
        8,946  Extra Space Storage, Inc.                               144,836
        7,439  Gramercy Capital Corp.(2)                               155,698
          326  Lexington Realty Trust                                    4,698
        5,056  Senior Housing Properties Trust                         119,827
        5,938  Taubman Centers, Inc.                                   309,370
                                                                  ------------
                                                                     1,228,361
                                                                  ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
          318  Jones Lang LaSalle, Inc.                                 24,594
                                                                  ------------

ROAD & RAIL - 1.5%
        1,597  Arkansas Best Corp.                                      50,880
        2,349  Con-way, Inc.                                           116,229
        3,412  Landstar System, Inc.                                   177,970

NT Small Company - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                                                                Value
--------------------------------------------------------------------------------
        1,625  Old Dominion Freight Line, Inc.(1)                 $     51,724
                                                                  ------------
                                                                       396,803
                                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
        7,246  Amkor Technology, Inc.(1)                                77,532
        3,942  ASM International NV(2)                                  73,045
        1,567  OmniVision Technologies, Inc.(1)(2)                      26,357
        3,184  Pericom Semiconductor Corp.(1)                           46,741
        2,707  Sigma Designs, Inc.(1)(2)                                61,368
       14,088  Skyworks Solutions, Inc.(1)                             102,561
        5,509  Standard Microsystems Corp.(1)                          160,753
        4,169  Varian Semiconductor Equipment Associates, Inc.(1)      117,357
                                                                  ------------
                                                                       665,714
                                                                  ------------

SOFTWARE - 4.5%
        4,293  ANSYS, Inc.(1)                                          148,194
          840  FactSet Research Systems, Inc.                           45,251
        2,955  JDA Software Group, Inc.(1)                              53,929
        4,571  MICROS Systems, Inc.(1)                                 153,860
        2,496  Radiant Systems, Inc.(1)                                 34,869
          222  Solera Holdings, Inc.(1)                                  5,408
        6,091  SPSS, Inc.(1)                                           236,209
       12,241  Sybase, Inc.(1)                                         321,938
        8,103  Synopsys, Inc.(1)                                       184,019
                                                                  ------------
                                                                     1,183,677
                                                                  ------------

SPECIALTY RETAIL - 2.4%
        2,254  America's Car-Mart, Inc.(1)                              28,378
        9,310  Gymboree Corp.(1)                                       371,283
        2,230  J. Crew Group, Inc.(1)                                   98,499
        2,719  Jos. A. Bank Clothiers, Inc.(1)(2)                       55,740
        3,527  Rent-A-Center, Inc., Class A(1)                          64,720
                                                                  ------------
                                                                       618,620
                                                                  ------------

TEXTILES, APPAREL & LUXURY GOODS - 2.2%
        8,269  Fossil, Inc.(1)                                         252,535
        2,723  Maidenform Brands, Inc.(1)                               44,303
        1,369  Movado Group, Inc.                                       26,682
        2,652  Perry Ellis International, Inc.(1)                       57,893
        4,844  Warnaco Group, Inc. (The)(1)                            191,048
                                                                  ------------
                                                                       572,461
                                                                  ------------

THRIFTS & MORTGAGE FINANCE(3)
          221  Charter Financial Corp.                                   7,050
                                                                  ------------

TRADING COMPANIES & DISTRIBUTORS - 0.1%
        1,097  WESCO International, Inc.(1)                             40,029
                                                                  ------------

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
       16,037  Syniverse Holdings, Inc.(1)                             267,176
                                                                  ------------

TOTAL COMMON STOCKS
(Cost $26,798,556)                                                  25,844,585
                                                                  ------------

NT Small Company - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                                                                Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.1%
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 7.875%, 2/15/21, valued at $306,903),
in a joint trading account at 1.35%, dated
3/31/08, due 4/1/08 (Delivery value $300,011)
(Cost $300,000)                                                   $     300,000
                                                                  -------------
TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(4) -- 4.8%
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.30%, dated 3/31/08, due 4/1/08 (Delivery
value $300,019)                                                        300,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $345,074)                                              345,052

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.25%, dated 3/31/08, due 4/1/08
(Delivery value $300,019)                                              300,000

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.15%, dated 3/31/08, due 4/1/08 (Delivery
value $300,018)                                                        300,000
                                                                  ------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $1,245,052)                                                    1,245,052
                                                                  ------------

TOTAL INVESTMENT SECURITIES -- 104.5%
(Cost $28,343,608)                                                  27,389,637
                                                                  ------------
OTHER ASSETS AND LIABILITIES -- (4.5)%                              (1,181,737)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $ 26,207,900
                                                                  ============

Notes to Schedule of Investments
--------------------------------------------------------------------------------

(1)   Non-income producing.
(2)   Security, or a portion thereof, was on loan as of March 31, 2008. The aggregate value of securities on loan at March 31, 2008 was $1,217,171.
(3)   Industry is less than 0.05% of total net assets.
(4)   Investments represents purchases made by the lending agent with cash collateral received through securities lending transactions.

NT Small Company - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $  28,866,172
                                                        =============
Gross tax appreciation of investments                   $   1,441,858
Gross tax depreciation of investments                      (2,918,393)
                                                        -------------
Net tax appreciation (depreciation) of investments      $  (1,476,535)
                                                        =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:      /s/   Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    May 29, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/   Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                  (principal executive officer)

Date:    May 29, 2008

By:      /s/   Robert J. Leach
         --------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    May 29, 2008